UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

 Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2015

Guggenheim Funds Semi-Annual Report

Guggenheim Alternative Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Specialty Fund
Rydex Commodities Strategy Fund

RDXSGIALT-SEMI-0615x1215	guggenheiminvestments.com

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
ALTERNATIVE FUND
MULTI-HEDGE STRATEGIES FUND	8
SPECIALTY FUND
COMMODITIES STRATEGY FUND	39
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	49
OTHER INFORMATION	72
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	77
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	82

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Funds that are part of the Rydex Series Funds. This report covers performance of the Funds for the semi-annual period ended June 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2015

The U.S. economy rebounded in the second quarter of 2015 after a poor first quarter, with recent positive employment, retail sales, and housing data. Data from the Bureau of Labor Statistics showed a 280,000 increase in employment in May. Also in May, building permits rose 11.8%, better than the 3.5% decline forecast by economists. Among the most positive surprises was the return of the consumer, with the May retail sales report showing a 1.2% jump, which should contribute to a positive second-quarter GDP growth rate. Summer retail sales are a little bumpy so far, but the likelihood that the U.S. economy will suffer a recession in the next year or two appears now to be remote.

In Europe, the immediate risk of a Greek exit has lessened, although the solution is far from clear or concrete. Global markets calmed after a tentative deal on Greece, but China may pose a bigger problem. Following a dramatic equity market selloff, Chinese leaders have implemented an aggressive set of reforms and rescue operations to halt the slide. In the near term, these measures appear to have had success, but there is still significant downside risk in the equity market and the Chinese economy.

As for developments at the U.S. Federal Reserve (the “Fed”), we still expect the Fed to raise interest rates in September, which may cause further deterioration in prices. September is not a date set in stone, but the bottom line is that a rate hike is coming. It is worth noting that historical tightening cycles with slow and anticipated rate rises can actually result in significant risk asset rallies.

The combination of higher rate volatility, relative value opportunities, and strong U.S. economic data has allowed risk assets, including equities, high-yield bonds, and bank loans, to outperform less risky Treasuries and investment-grade corporate bonds through June 2015. Yet, despite the fact that risky assets are leading the pack in performance, tepid year-to-date returns of less than 3% across all risk assets including equities, preferreds, bank loans, and high-yield bonds, suggest that markets may be fully priced.

Before the mid-year, there was a high level of complacency in the market and it was evidenced by stocks trading around their highs and low dispersion among analysts’ year-end predictions, which indicated a worrying lack of uncertainty. In July, after the period end, the market has faced a rocky patch, with large swings triggered by global concerns. These concerns have not completely abated, and we could see additional turbulence ahead.

For the six-month period ended June 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 1.23%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 5.52%. The return of the MSCI Emerging Markets Index* was 2.95%.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2015

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.10% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.53%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2014 and ending June 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2014	Ending Account Value June 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Multi-Hedge Strategies Fund
A-Class	2.73%	0.17%	$ 1,000.00	$ 1,001.70	$ 13.55
C-Class	3.49%	(0.22%)	1,000.00	997.80	17.29
P-Class	2.75%	0.13%	1,000.00	1,001.30	13.65
Institutional Class	2.49%	0.29%	1,000.00	1,002.90	12.37
Commodities Strategy Fund
A-Class	1.59%	(1.01%)	1,000.00	989.90	7.84
C-Class	2.39%	(1.42%)	1,000.00	985.80	11.77
H-Class	1.60%	(1.11%)	1,000.00	988.90	7.89

Table 2. Based on hypothetical 5% return (before expenses)
Multi-Hedge Strategies Fund
A-Class	2.73%	5.00%	$ 1,000.00	$ 1,011.26	$ 13.61
C-Class	3.49%	5.00%	1,000.00	1,007.49	17.37
P-Class	2.75%	5.00%	1,000.00	1,011.16	13.71
Institutional Class	2.49%	5.00%	1,000.00	1,012.45	12.42
Commodities Strategy Fund
A-Class	1.59%	5.00%	1,000.00	1,016.91	7.95
C-Class	2.39%	5.00%	1,000.00	1,012.94	11.93
H-Class	1.60%	5.00%	1,000.00	1,016.86	8.00

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which include interest and dividend expenses related to securities sold short. Excluding short interest and dividend expenses, the operating expense ratio of the Multi-Hedge Strategies Fund would be 1.44%, 2.19%, 1.44% and 1.19% for the A-Class, C-Class, P-Class and Institutional Class, respectively.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2014 to June 30, 2015.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2015

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	June 30, 2015

Inception Dates:
A-Class	September 19, 2005
C-Class	September 19, 2005
P-Class	September 19, 2005
Institutional Class	May 3, 2010

Ten Largest Long Holdings (% of Total Net Assets)
Sigma-Aldrich Corp.	2.5%
Cleco Corp.	2.4%
Catamaran Corp.	2.4%
IGATE Corp.	2.4%
Omnicare, Inc.	2.3%
Polypore International, Inc.	2.2%
Pall Corp.	2.1%
Orbitz Worldwide, Inc.	2.0%
Broadcom Corp. — Class A	1.9%
City National Corp.	1.9%
Top Ten Total	22.1%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 67.4%

Financial - 13.5%
City National Corp.[1]	21,879	$1,977,644
Susquehanna Bancshares, Inc.[1]	120,406	1,700,133
Home Properties, Inc.	19,985	1,459,905
HCC Insurance Holdings, Inc.[1]	13,499	1,037,263
Excel Trust, Inc.[1]	65,211	1,028,377
Associated Estates Realty Corp.[1]	18,308	524,159
Hudson City Bancorp, Inc.[1]	44,150	436,202
Square 1 Financial, Inc. — Class A*,1	12,544	343,078
Montpelier Re Holdings Ltd.[1]	6,738	266,151
Hudson Valley Holding Corp.[1]	6,464	182,349
Interactive Brokers Group, Inc. — Class A1	4,120	171,227
Meadowbrook Insurance Group, Inc.[1]	19,701	169,429
Hanover Insurance Group, Inc.[1]	2,207	163,385
JPMorgan Chase & Co.[1]	2,379	161,201
Huntington Bancshares, Inc.[1]	14,222	160,851
Voya Financial, Inc.[1]	3,457	160,646
Everest Re Group Ltd.[1]	882	160,533
Reinsurance Group of America, Inc. — Class A1	1,692	160,520
Hartford Financial Services Group, Inc.[1]	3,850	160,045
Goldman Sachs Group, Inc.	760	158,680
Citigroup, Inc.[1]	2,844	157,103
PNC Financial Services Group, Inc.[1]	1,642	157,057
Lincoln National Corp.[1]	2,648	156,815
Berkshire Hathaway, Inc. — Class B*,1	1,152	156,799
Ameriprise Financial, Inc.[1]	1,251	156,287
Chimera Investment Corp.[1]	11,398	156,267
Allstate Corp.[1]	2,403	155,883
Bank of New York Mellon Corp.[1]	3,703	155,415
Taubman Centers, Inc.[1]	2,231	155,054
Air Lease Corp. — Class A1	4,561	154,618
MFA Financial, Inc.[1]	20,892	154,392
CBL & Associates Properties, Inc.[1]	9,465	153,333
Navient Corp.[1]	8,362	152,272
Macerich Co.[1]	2,011	150,021
American Capital Agency Corp.[1]	8,166	150,009
NASDAQ OMX Group, Inc.[1]	3,016	147,211
Capital One Financial Corp.[1]	1,569	138,025
Assured Guaranty Ltd.[1]	5,615	134,704
Popular, Inc.*,1	4,659	134,459
CoreLogic, Inc.*,1	3,016	119,705
Travelers Companies, Inc.[1]	785	75,878
Synovus Financial Corp.[1]	1,251	38,556
ACE Ltd.[1]	368	37,418
BioMed Realty Trust, Inc.[1]	1,545	29,880
Morgan Stanley[1]	760	29,480
Wells Fargo & Co.[1]	417	23,452
Jones Lang LaSalle, Inc.[1]	74	12,654
Total Financial		13,824,525

Technology - 11.7%
IGATE Corp.*,1	50,915	2,428,135
Broadcom Corp. — Class A1	38,780	1,996,781
Advent Software, Inc.[1]	39,374	1,740,725
Altera Corp.	25,283	1,294,490
Freescale Semiconductor Ltd.*,1	27,494	1,098,935
Dealertrack Technologies, Inc.*	10,954	687,802
Micrel, Inc.[1]	18,576	258,206
Rally Software Development Corp.*,1	10,853	211,091
DST Systems, Inc.[1]	1,324	166,798
Brocade Communications Systems, Inc.[1]	13,216	157,006
Activision Blizzard, Inc.[1]	6,449	156,129
Intel Corp.[1]	5,124	155,846
Microsoft Corp.[1]	3,507	154,834

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Xerox Corp.[1]	14,345	$152,631
CA, Inc.	5,198	152,249
Lam Research Corp.[1]	1,667	135,610
Apple, Inc.[1]	1,079	135,334
Oracle Corp.[1]	3,335	134,401
Western Digital Corp.[1]	1,471	115,356
Fidelity National Information Services, Inc.[1]	1,741	107,594
OmniVision Technologies, Inc.*,1	3,136	82,148
NVIDIA Corp.	4,071	81,868
Micron Technology, Inc.*,1	4,316	81,313
Electronic Arts, Inc.*,1	907	60,316
Synopsys, Inc.*,1	1,177	59,615
Broadridge Financial Solutions, Inc.[1]	1,079	53,961
Akamai Technologies, Inc.*,1	686	47,897
Shanda Games Ltd. ADR*,1	6,500	44,720
Skyworks Solutions, Inc.[1]	270	28,107
Hewlett-Packard Co.[1]	932	27,969
ON Semiconductor Corp.*,1	1,324	15,478
Rackspace Hosting, Inc.*,1	343	12,756
Cerner Corp.*,1	99	6,837
Total Technology		12,042,938

Consumer, Non-cyclical - 10.3%
Catamaran Corp.*,1	39,845	2,433,732
Omnicare, Inc.[1]	24,901	2,346,919
Hospira, Inc.*,1	22,161	1,965,902
Pinnacle Foods, Inc.[1]	3,850	175,328
Kroger Co.[1]	2,256	163,583
Spectrum Brands Holdings, Inc.[1]	1,569	160,023
Ingredion, Inc.[1]	1,986	158,503
Amgen, Inc.[1]	1,021	156,744
Molson Coors Brewing Co. — Class B1	2,231	155,746
Bunge Ltd.[1]	1,766	155,055
Pilgrim’s Pride Corp.[2]	6,719	154,335
Archer-Daniels-Midland Co.[1]	3,114	150,157
ADT Corp.[1]	4,414	148,178
Western Union Co.[1]	6,253	127,123
Hill-Rom Holdings, Inc.[1]	2,231	121,210
DENTSPLY International, Inc.[1]	2,330	120,112
Cooper Companies, Inc.[1]	662	117,816
Dr Pepper Snapple Group, Inc.[1]	1,545	112,630
Pfizer, Inc.[1]	3,237	108,536
Edwards Lifesciences Corp.*,1	760	108,247
Graham Holdings Co. — Class B1	99	106,430
DaVita HealthCare Partners, Inc.*,1	1,324	105,218
Charles River Laboratories International, Inc.*,1	1,471	103,470
Anthem, Inc.[1]	613	100,618
Lumenis Ltd. — Class B*	6,147	84,337
UnitedHealth Group, Inc.[1]	638	77,836
United Therapeutics Corp.*,1	442	76,886
Humana, Inc.[1]	392	74,982
Universal Health Services, Inc. — Class B1	490	69,629
United Rentals, Inc.*,1	785	68,782
Health Net, Inc.*,1	1,055	67,647
Cintas Corp.[1]	760	64,288
Gilead Sciences, Inc.[1]	515	60,296
Mallinckrodt plc*	490	57,683
Constellation Brands, Inc. — Class A1	442	51,281
Aetna, Inc.[1]	392	49,964
Herbalife Ltd.*,2	809	44,568
Centene Corp.*,1	515	41,406
Myriad Genetics, Inc.*	1,006	34,194
ManpowerGroup, Inc.[1]	245	21,898
Cigna Corp.[1]	122	19,764
Vantiv, Inc. — Class A*,1	417	15,925
VCA, Inc.*,1	245	13,329
Medivation, Inc.*,1	99	11,306
Total System Services, Inc.[1]	245	10,234
AbbVie, Inc.[1]	49	3,265
RR Donnelley & Sons Co.[1]	49	854
Total Consumer, Non-cyclical		10,575,969

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Industrial - 8.7%
Polypore International, Inc.*,1	37,111	$2,222,207
Pall Corp.[1]	17,431	2,169,288
MeadWestvaco Corp.[1]	16,920	798,455
RTI International Metals, Inc.*,1	16,597	523,137
Quality Distribution, Inc.*,1	22,069	341,187
AGCO Corp.[1]	3,114	176,813
Deere & Co.[1]	1,741	168,964
AMERCO[1]	490	160,186
Stanley Black & Decker, Inc.[1]	1,520	159,965
Northrop Grumman Corp.[1]	1,006	159,582
FedEx Corp.[1]	932	158,813
Republic Services, Inc. — Class A1	3,997	156,562
Masco Corp.[1]	5,836	155,646
Cummins, Inc.[1]	1,177	154,411
Sonoco Products Co.[1]	3,580	153,439
Ryder System, Inc.[1]	1,716	149,927
GATX Corp.[1]	2,820	149,883
L-3 Communications Holdings, Inc.[1]	1,299	147,281
CSX Corp.[1]	4,291	140,101
Corning, Inc.[1]	6,204	122,405
Energizer Holdings, Inc.*,1	785	103,267
Huntington Ingalls Industries, Inc.[1]	859	96,715
Arrow Electronics, Inc.*,1	1,398	78,008
Packaging Corporation of America[1]	1,177	73,551
Spirit AeroSystems Holdings, Inc. — Class A*,1	956	52,685
Trinity Industries, Inc.[1]	1,520	40,174
Jabil Circuit, Inc.[1]	1,839	39,152
Caterpillar, Inc.[1]	392	33,249
Snap-on, Inc.[1]	196	31,213
Norfolk Southern Corp.[1]	122	10,658
Ball Corp.[1]	147	10,312
Waste Management, Inc.[1]	122	5,655
General Dynamics Corp.	25	3,542
Orbital ATK, Inc.	25	1,834
Total Industrial		8,948,267

Utilities - 6.1%
Cleco Corp.[1]	45,644	2,457,928
WEC Energy Group, Inc.	35,164	1,581,337
Pepco Holdings, Inc.[1]	32,639	879,295
Consolidated Edison, Inc.[1]	2,796	161,832
American Electric Power Company, Inc.[1]	2,991	158,433
Public Service Enterprise Group, Inc.[1]	4,021	157,945
PG&E Corp.[1]	3,212	157,709
Edison International	2,820	156,736
Xcel Energy, Inc.[1]	4,242	136,508
Atmos Energy Corp.[1]	2,648	135,790
UGI Corp.[1]	3,383	116,545
FirstEnergy Corp.[1]	2,722	88,601
Entergy Corp.[1]	711	50,126
Pinnacle West Capital Corp.[1]	539	30,664
Total Utilities		6,269,449

Communications - 4.6%
Orbitz Worldwide, Inc.*,1	179,596	2,050,987
Time Warner Cable, Inc.[1]	7,483	1,333,247
Thomson Reuters Corp.[1]	4,143	157,724
Yahoo!, Inc.*,1	3,972	156,060
Symantec Corp.[1]	6,498	151,078
TEGNA, Inc.	4,561	146,271
Telephone & Data Systems, Inc.[1]	4,781	140,562
Frontier Communications Corp.[1]	24,496	121,255
Walt Disney Co.[1]	956	109,118
Cisco Systems, Inc.[1]	2,844	78,097
Time Warner, Inc.[1]	785	68,617
CenturyLink, Inc.	1,619	47,566
Liberty Media Corp. — Class A*,1	1,226	44,185
eBay, Inc.*,1	662	39,879
Gannett Company, Inc.*,1	2,281	31,904
John Wiley & Sons, Inc. — Class A1	318	17,290

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

VeriSign, Inc.*,1	99	$6,110
Total Communications		4,699,950

Energy - 4.3%
Baker Hughes, Inc.[1]	21,661	1,336,483
Dresser-Rand Group, Inc.*,1	12,024	1,024,203
Williams Partners, LP1	8,763	424,392
Rosetta Resources, Inc.*,1	15,246	352,793
Valero Energy Corp.[1]	2,722	170,397
Chevron Corp.[1]	1,496	144,320
Murphy USA, Inc.*,1	2,501	139,606
Hess Corp.[1]	1,986	132,824
ConocoPhillips[1]	2,059	126,443
Murphy Oil Corp.[1]	2,967	123,338
Newfield Exploration Co.*,1	3,090	111,611
Devon Energy Corp.[1]	1,520	90,425
Marathon Petroleum Corp.	1,716	89,764
Tesoro Corp.[1]	662	55,879
Superior Energy Services, Inc.[1]	2,158	45,404
National Oilwell Varco, Inc.[1]	809	39,059
Atwood Oceanics, Inc.[1]	1,471	38,893
Diamond Offshore Drilling, Inc.	539	13,912
Denbury Resources, Inc.[1]	1,348	8,573
Unit Corp.*,1	147	3,987
Marathon Oil Corp.[1]	147	3,901
Total Energy		4,476,207

Consumer, Cyclical - 4.3%
Office Depot, Inc.*,1	111,994	969,867
Family Dollar Stores, Inc.[1]	10,780	849,571
Foot Locker, Inc.[1]	2,575	172,551
Carnival Corp.[1]	3,408	168,321
CVS Health Corp.[1]	1,569	164,557
Royal Caribbean Cruises Ltd.[1]	2,084	163,990
Kohl’s Corp.[1]	2,600	162,786
PACCAR, Inc.[1]	2,476	157,994
Liberty Interactive Corporation QVC Group — Class A*,1	5,688	157,842
Lear Corp.[1]	1,398	156,940
Best Buy Company, Inc.[1]	4,757	155,126
Whirlpool Corp.[1]	859	148,650
CST Brands, Inc.[1]	3,556	138,898
PulteGroup, Inc.[1]	5,517	111,167
Wyndham Worldwide Corp.[1]	1,349	110,497
Alaska Air Group, Inc.[1]	1,496	96,387
Wendy’s Co.[1]	7,332	82,705
Goodyear Tire & Rubber Co.[1]	2,280	68,742
Southwest Airlines Co.[1]	2,035	67,338
Macy’s, Inc.[1]	686	46,284
Dick’s Sporting Goods, Inc.[1]	809	41,882
Dillard’s, Inc. — Class A1	294	30,926
Leggett & Platt, Inc.[1]	564	27,456
United Continental Holdings, Inc.*,1	490	25,975
Ford Motor Co.[1]	1,692	25,397
GameStop Corp. — Class A	442	18,988
Lowe’s Companies, Inc.[1]	270	18,082
General Motors Co.[1]	490	16,332
Lennar Corp. — Class A1	221	11,280
Big Lots, Inc.[1]	196	8,818
Norwegian Cruise Line Holdings Ltd.*,1	122	6,837
Walgreens Boots Alliance, Inc.	25	2,111
Total Consumer, Cyclical		4,384,297

Basic Materials - 3.9%
Sigma-Aldrich Corp.[1]	18,293	2,549,129
OM Group, Inc.	8,828	296,621
Celanese Corp. — Class A1	2,280	163,887
Newmont Mining Corp.[1]	6,890	160,950
Dow Chemical Co.[1]	3,114	159,343
CF Industries Holdings, Inc.[1]	2,450	157,486
Steel Dynamics, Inc.[1]	7,528	155,943
Mosaic Co.[1]	2,575	120,639
Domtar Corp.[1]	1,863	77,128
Ashland, Inc.[1]	515	62,779
LyondellBasell Industries N.V. — Class A1	490	50,725
United States Steel Corp.[1]	1,299	26,785

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Westlake Chemical Corp.[1]	172	$11,797
Total Basic Materials		3,993,212

Total Common Stocks
(Cost $66,973,640)		69,214,814

MUTUAL FUNDS† - 0.0%
Guggenheim Strategy Fund I*,3	793	19,764
Guggenheim Strategy Fund II*,3	236	5,891
Total Mutual Funds
(Cost $25,655)		25,655

CLOSED-END FUNDS† - 13.2%
Adams Diversified Equity Fund, Inc.[1]	33,556	468,776
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,3]	41,168	460,669
Tri-Continental Corp.[1]	19,594	415,196
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	23,421	409,633
AllianzGI Equity & Convertible Income Fund[1]	19,904	383,152
Nuveen Dividend Advantage Municipal Income Fund[1]	26,636	361,184
Nuveen Maryland Premium Income Municipal Fund[1]	29,027	355,581
BlackRock Enhanced Equity Dividend Trust[1]	44,484	354,982
Alpine Total Dynamic Dividend Fund[1]	40,707	351,708
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	37,830	340,848
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,3]	27,690	312,066
BlackRock Core Bond Trust[1]	24,578	311,403
Zweig Total Return Fund, Inc.[1]	22,046	285,275
GDL Fund[1]	27,115	276,302
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	54,836	259,923
Boulder Growth & Income Fund, Inc.[1]	29,391	248,060
General American Investors Company, Inc.[1]	6,957	242,312
BlackRock Credit Allocation Income Trust[1]	18,038	228,541
First Trust High Income Long/Short Fund[1]	13,673	213,846
Swiss Helvetia Fund, Inc.[1]	16,893	197,648
Clough Global Allocation Fund[1]	12,325	181,671
Zweig Fund, Inc.[1]	12,201	179,355
BlackRock Resources & Commodities Strategy Trust[1]	19,546	178,260
Gabelli Healthcare & WellnessRx Trust[1]	15,327	172,275
Western Asset Worldwide Income Fund, Inc.[1]	15,781	171,066
Advent Claymore Convertible Securities and Income Fund II1,3	25,768	165,173
BlackRock MuniYield Michigan Quality Fund II, Inc.[1]	11,807	147,233
Western Asset Emerging Markets Income Fund, Inc.[1]	13,164	141,250
Nuveen Credit Strategies Income Fund[1]	16,234	139,775
Madison Covered Call & Equity Strategy Fund[1]	17,412	138,948
Nuveen Build America Bond Fund[1]	6,498	125,736
Ellsworth Growth and Income Fund Ltd.[1]	13,101	115,682
Source Capital, Inc.[1]	1,580	114,929
First Trust Enhanced Equity Income Fund[1]	7,698	110,543
Bancroft Fund Ltd.[1]	5,176	109,628

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Western Asset High Yield Defined Opportunity Fund, Inc.[1]	6,927	$106,676
Central Securities Corp.[1]	4,993	105,602
BlackRock Limited Duration Income Trust[1]	6,969	105,580
New Ireland Fund, Inc.[1]	7,559	103,936
China Fund, Inc.[1]	5,204	103,403
Nuveen Diversified Dividend & Income Fund[1]	8,995	103,353
Morgan Stanley Income Securities, Inc.[1]	5,778	99,439
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	7,694	98,868
Western Asset Emerging Markets Debt Fund, Inc.[1]	6,130	91,705
Korea Equity Fund, Inc.[1]	10,806	86,232
Putnam High Income Securities Fund[1]	10,854	84,553
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	4,178	82,724
MFS Multimarket Income Trust[1]	12,954	78,631
Franklin Limited Duration Income Trust[1]	6,722	78,311
Cohen & Steers Quality Income Realty Fund, Inc.[1]	7,166	76,605
First Trust Aberdeen Global Opportunity Income Fund[1]	6,898	75,326
Advent/Claymore Enhanced Growth & Income Fund[1,3]	8,279	75,091
Delaware Enhanced Global Dividend & Income Fund[1]	6,910	74,697
Duff & Phelps Global Utility Income Fund, Inc.[1]	4,209	74,583
Strategic Global Income Fund, Inc.[1]	8,966	74,149
BlackRock Debt Strategies Fund, Inc.[1]	20,071	72,657
Templeton Emerging Markets Income Fund[1]	6,768	72,485
Royce Value Trust, Inc.[1]	5,176	71,377
Duff & Phelps Utility and Corporate Bond Trust, Inc.[1]	7,583	71,053
John Hancock Premium Dividend Fund[1]	5,365	70,282
BlackRock Corporate High Yield Fund, Inc.[1]	6,508	70,221
RMR Real Estate Income Fund[1]	3,752	69,562
BlackRock Multi-Sector Income Trust[1]	4,195	69,553
CBRE Clarion Global Real Estate Income Fund[1]	8,669	69,005
Eaton Vance Limited Duration Income Fund[1]	5,074	68,347
Liberty All Star Equity Fund[1]	11,666	67,080
Lazard Global Total Return and Income Fund, Inc.[1]	4,301	66,149
AllianceBernstein Income Fund, Inc.[1]	8,877	66,045
Ares Dynamic Credit Allocation Fund, Inc.[1]	4,216	64,631
MFS Charter Income Trust[1]	7,578	64,186
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	5,249	63,460
Wells Fargo Advantage Multi-Sector Income Fund[1]	4,988	63,148
Ivy High Income Opportunities Fund[1]	4,124	61,613
Western Asset Managed High Income Fund, Inc.[1]	11,639	57,497
Asia Tigers Fund, Inc.[1]	4,916	54,273
Deutsche Global High Income Fund, Inc.[1]	6,572	53,496
Nuveen Quality Preferred Income Fund 3[1]	6,526	53,187
LMP Real Estate Income Fund, Inc.[1]	4,499	52,638
Delaware Investments National Municipal Income Fund[1]	4,050	51,233

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	2,779	$47,660
Virtus Global Multi-Sector Income Fund[1]	2,928	45,911
Cohen & Steers Infrastructure Fund, Inc.[1]	2,140	44,983
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	1,914	44,673
First Trust Dividend and Income Fund[1]	5,266	44,603
Madison Strategic Sector Premium Fund[1]	3,708	43,421
New America High Income Fund, Inc.[1]	4,832	42,377
Global High Income Fund, Inc.[1]	4,879	41,423
Royce Micro-Capital Trust, Inc.[1]	4,236	39,056
Clough Global Opportunities Fund[1]	3,226	38,873
Central Europe Russia and Turkey Fund, Inc.[1]	1,853	38,654
Fort Dearborn Income Securities, Inc.[1]	2,774	38,281
LMP Capital and Income Fund, Inc.[1]	2,385	35,966
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	3,309	35,770
Nuveen Dividend Advantage Municipal Fund 3[1]	2,658	35,511
Nuveen S&P 500 Dynamic Overwrite Fund[1]	2,589	35,418
First Trust Strategic High Income Fund II1	2,634	34,848
Aberdeen Singapore Fund, Inc.[1]	3,057	33,810
Western Asset Income Fund[1]	2,556	33,509
Aberdeen Greater China Fund, Inc.[1]	2,962	30,005
Sprott Focus Trust, Inc.[1]	4,218	29,863
John Hancock Income Securities Trust[1]	1,969	27,389
Deutsche High Income Trust[1]	2,977	25,364
BlackRock Global Opportunities Equity Trust[1]	1,801	24,764
First Trust Aberdeen Emerging Opportunity Fund[1]	1,476	23,454
Blackstone / GSO Strategic Credit Fund[1]	1,490	23,289
Voya Emerging Markets High Income Dividend Equity Fund[1]	2,312	22,773
Gabelli Global Utility & Income Trust[1]	1,254	22,735
Alpine Global Dynamic Dividend Fund[1]	2,264	22,414
Cohen & Steers Total Return Realty Fund, Inc.[1]	1,808	21,985
Nuveen Multi-Market Income Fund, Inc.[1]	2,922	21,068
Templeton Dragon Fund, Inc.[1]	830	20,584
Japan Smaller Capitalization Fund, Inc.[1]	1,884	20,328
MFS Intermediate High Income Fund[1]	7,428	19,758
European Equity Fund, Inc.[1]	2,276	19,369
Dividend and Income Fund[1]	1,310	18,523
Deutsche Strategic Income Trust[1]	1,598	17,754
Nuveen S&P 500 Buy-Write Income Fund[1]	1,262	16,179
Morgan Stanley Asia-Pacific Fund, Inc.[1]	998	15,619
Deutsche Multi-Market Income Trust[1]	1,898	15,393
Nuveen Flexible Investment Income Fund[1]	869	14,095
Nuveen Build America Bond Opportunity Fund[1]	691	13,599
Franklin Universal Trust[1]	2,080	13,416

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Delaware Investments Dividend & Income Fund, Inc.[1]	1,352	$13,385
PIMCO Dynamic Credit Income Fund[1]	660	13,319
ASA Gold and Precious Metals Ltd.[1]	1,288	12,506
Transamerica Income Shares, Inc. — Class E1	627	12,471
Nuveen Short Duration Credit Opportunities Fund[1]	726	11,964
JPMorgan China Region Fund, Inc.[1]	633	11,856
Managed High Yield Plus Fund, Inc.[1]	6,616	11,843
Neuberger Berman High Yield Strategies Fund, Inc.[1]	998	11,756
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	897	11,455
BlackRock Income Trust, Inc.[1]	1,644	10,390
MFS Intermediate Income Trust[1]	2,037	9,411
AllianceBernstein Global High Income Fund, Inc.[1]	678	8,150
BlackRock Utility and Infrastructure Trust[1]	441	8,004
Nuveen Global Equity Income Fund[1]	614	7,669
Morgan Stanley Emerging Markets Fund, Inc.[1]	512	7,598
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.[1]	330	7,590
Asia Pacific Fund, Inc.*,1	512	6,554
KKR Income Opportunities Fund[1]	415	6,540
Western Asset Global Partners Income Fund, Inc.[1]	705	6,465
Advent Claymore Convertible Securities and Income Fund[1,3]	389	6,345
New Germany Fund, Inc.[1]	349	5,263
First Trust Intermediate Duration Preferred & Income Fund[1]	230	4,954
Invesco High Income Trust II1	341	4,887
Nuveen Floating Rate Income Fund[1]	431	4,629
India Fund, Inc.[1]	170	4,503
Korea Fund, Inc.*,1	107	4,344
John Hancock Hedged Equity & Income Fund[1]	232	3,703
Taiwan Fund, Inc.[1]	199	3,540
Invesco Bond Fund[1]	198	3,441
Alliance California Municipal Income Fund, Inc.[1]	220	2,959
Eaton Vance Municipal Bond Fund[1]	240	2,921
Nuveen Tax-Advantaged Dividend Growth Fund[1]	179	2,837
Clough Global Equity Fund[1]	189	2,799
Montgomery Street Income Securities, Inc.[1]	159	2,606
Western Asset High Income Opportunity Fund, Inc.[1]	470	2,421
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	181	2,380
Voya Global Equity Dividend and Premium Opportunity Fund[1]	289	2,361
Nuveen Preferred Income Opportunities Fund[1]	253	2,317
Mexico Equity & Income Fund, Inc.[1]	184	2,260
Tortoise Energy Independence Fund, Inc.[1]	113	2,075
Morgan Stanley India Investment Fund, Inc.*,1	74	2,032

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Nuveen Massachusetts Premium Income Municipal Fund[1]	142	$1,883
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	117	1,665
BlackRock MuniHoldings New Jersey Quality Fund, Inc.[1]	125	1,656
Cutwater Select Income Fund[1]	68	1,248
Stone Harbor Emerging Markets Total Income Fund[1]	75	1,052
Nuveen Ohio Quality Income Municipal Fund[1]	62	888
Aberdeen Latin America Equity Fund, Inc.[1]	41	854
Western Asset Global High Income Fund, Inc.[1]	72	744
Latin American Discovery Fund, Inc.[1]	70	720
Calamos Global Dynamic Income Fund[1]	67	570
Pacholder High Yield Fund, Inc.[1]	73	506
Aberdeen Japan Equity Fund, Inc.[1]	47	388
Wells Fargo Advantage Global Dividend Opportunity Fund[1]	51	353
Credit Suisse Asset Management Income Fund, Inc.[1]	105	336
Liberty All Star Growth Fund, Inc.[1]	61	314
Tortoise Pipeline & Energy Fund, Inc.	12	307
Cushing Renaissance Fund	15	287
Total Closed-End Funds
(Cost $13,462,100)		13,524,012

	Face Amount

REPURCHASE AGREEMENTS††,4 - 8.6%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$4,960,275	4,960,275
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	2,467,698	2,467,698
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,424,933	1,424,933
Total Repurchase Agreements
(Cost $8,852,906)		8,852,906

SECURITIES LENDING COLLATERAL††,5 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	158,068	158,068
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	25,291	25,291
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	10,274	10,274
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	3,952	3,952
Total Securities Lending Collateral
(Cost $197,585)		197,585

Total Investments - 89.4%
(Cost $89,511,886)		$91,814,972

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS SOLD SHORT† - (32.0)%

Diversified - (0.1)%
Leucadia National Corp.	3,997	$(97,047)

Basic Materials - (1.4)%
Carpenter Technology Corp.	99	(3,829)
NewMarket Corp.	25	(11,097)
Freeport-McMoRan, Inc.	810	(15,082)
Albemarle Corp.	343	(18,958)
Royal Gold, Inc.	490	(30,179)
PPG Industries, Inc.	392	(44,970)
Tahoe Resources, Inc.	6,719	(81,501)
Platform Specialty Products Corp.*	3,360	(85,949)
Monsanto Co.	834	(88,896)
Allegheny Technologies, Inc.	2,967	(89,603)
FMC Corp.	1,716	(90,176)
Ecolab, Inc.	809	(91,474)
RPM International, Inc.	1,913	(93,680)
Praxair, Inc.	785	(93,847)
WR Grace & Co.*	956	(95,887)
Alcoa, Inc.	46,994	(523,983)
Total Basic Materials		(1,459,111)

Communications - (2.2)%
Clear Channel Outdoor Holdings, Inc. — Class A	99	(1,003)
United States Cellular Corp.*	343	(12,921)
Netflix, Inc.*	25	(16,424)
DISH Network Corp. — Class A*	318	(21,532)
Palo Alto Networks, Inc.*	245	(42,802)
LinkedIn Corp. — Class A*	221	(45,665)
HomeAway, Inc.*	1,741	(54,180)
Groupon, Inc. — Class A*	12,334	(62,040)
Yelp, Inc. — Class A*	1,447	(62,265)
Twitter, Inc.*	1,937	(70,158)
Pandora Media, Inc.*	5,027	(78,120)
Splunk, Inc.*	1,128	(78,531)
FireEye, Inc.*	1,619	(79,185)
Discovery Communications, Inc. — Class A*	2,476	(82,352)
JDS Uniphase Corp.*	7,332	(84,905)
Amazon.com, Inc.*	196	(85,082)
CBS Corp. — Class B	1,594	(88,467)
Verizon Communications, Inc.	1,913	(89,165)
Juniper Networks, Inc.	3,507	(91,077)
Sprint Corp.*	20,941	(95,491)
Motorola Solutions, Inc.	1,667	(95,586)
AMC Networks, Inc. — Class A*	1,251	(102,394)
TripAdvisor, Inc.*	1,275	(111,103)
Charter Communications, Inc. — Class A*	4,047	(693,049)
Total Communications		(2,243,497)

Utilities - (2.9)%
Duke Energy Corp.	122	(8,616)
NRG Energy, Inc.	466	(10,662)
PPL Corp.	466	(13,733)
Exelon Corp.	932	(29,283)
Eversource Energy	1,888	(85,734)
National Fuel Gas Co.	1,520	(89,513)
Calpine Corp.*	4,978	(89,554)
CenterPoint Energy, Inc.	4,708	(89,593)
Sempra Energy	907	(89,739)
Aqua America, Inc.	3,795	(92,940)
NiSource, Inc.	2,059	(93,870)
MDU Resources Group, Inc.	4,823	(94,193)
OGE Energy Corp.	3,310	(94,567)
ITC Holdings Corp.	2,943	(94,706)
Questar Corp.	4,537	(94,869)
Southern Co.	2,280	(95,532)
Dominion Resources, Inc.	1,438	(96,159)
NextEra Energy, Inc.	981	(96,167)
WEC Energy Group, Inc.	35,132	(1,579,886)
Total Utilities		(2,939,316)

Energy - (3.1)%
Kosmos Energy Ltd.*	2,844	(23,975)
CONSOL Energy, Inc.	1,128	(24,523)
MRC Global, Inc.*	1,937	(29,907)
Continental Resources, Inc.*	711	(30,139)
RPC, Inc.	2,575	(35,612)
Cheniere Energy, Inc.*	686	(47,512)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Oceaneering International, Inc.	1,055	$(49,152)
Gulfport Energy Corp.*	1,299	(52,285)
Antero Resources Corp.*	1,840	(63,186)
Rice Energy, Inc.*	3,212	(66,906)
FMC Technologies, Inc.*	1,766	(73,271)
Pioneer Natural Resources Co.	539	(74,754)
ONEOK, Inc.	1,962	(77,460)
Range Resources Corp.	1,594	(78,712)
Anadarko Petroleum Corp.	1,079	(84,227)
Dril-Quip, Inc.*	1,177	(88,569)
Cobalt International Energy, Inc.*	9,220	(89,526)
Cabot Oil & Gas Corp. — Class A	2,844	(89,700)
Equities Corp.	1,103	(89,718)
SunEdison, Inc.*	3,237	(96,819)
Noble Energy, Inc.	8,263	(352,665)
Williams Companies, Inc.	9,770	(560,700)
Halliburton Co.	24,260	(1,044,878)
Total Energy		(3,224,196)

Consumer, Cyclical - (3.5)%
Domino’s Pizza, Inc.	49	(5,557)
GNC Holdings, Inc. — Class A	171	(7,606)
Coach, Inc.	221	(7,649)
Nordstrom, Inc.	122	(9,089)
Regal Entertainment Group — Class A	490	(10,246)
Michael Kors Holdings Ltd.*	246	(10,354)
Visteon Corp.*	99	(10,393)
Taylor Morrison Home Corp. — Class A*	539	(10,974)
Johnson Controls, Inc.	318	(15,751)
Mattel, Inc.	809	(20,783)
Wynn Resorts Ltd.	245	(24,174)
DSW, Inc. — Class A	1,006	(33,570)
Choice Hotels International, Inc.	638	(34,612)
Dollar General Corp.	490	(38,093)
Cabela’s, Inc.*	785	(39,234)
CarMax, Inc.*	613	(40,587)
Costco Wholesale Corp.	318	(42,949)
Chipotle Mexican Grill, Inc. — Class A*	74	(44,769)
SeaWorld Entertainment, Inc.	3,016	(55,615)
Ulta Salon Cosmetics & Fragrance, Inc.*	442	(68,267)
MSC Industrial Direct Company, Inc. — Class A	1,006	(70,189)
Kate Spade & Co.*	3,531	(76,058)
McDonald’s Corp.	809	(76,912)
Spirit Airlines, Inc.*	1,299	(80,668)
WW Grainger, Inc.	352	(83,301)
Navistar International Corp.*	3,825	(86,560)
Scotts Miracle-Gro Co. — Class A	1,496	(88,578)
Tupperware Brands Corp.	1,373	(88,613)
Panera Bread Co. — Class A*	515	(90,007)
BorgWarner, Inc.	1,594	(90,603)
Toro Co.	1,373	(93,062)
Copart, Inc.*	2,623	(93,064)
Sally Beauty Holdings, Inc.*	2,967	(93,698)
Signet Jewelers Ltd.	735	(94,256)
Gaming and Leisure Properties, Inc.	2,575	(94,400)
Tiffany & Co.	1,030	(94,554)
Yum! Brands, Inc.	1,055	(95,034)
Fastenal Co.	2,280	(96,170)
Tractor Supply Co.	1,079	(97,045)
JC Penney Company, Inc.*	11,525	(97,617)
Lions Gate Entertainment Corp.	2,648	(98,108)
Tesla Motors, Inc.*	368	(98,720)
Starbucks Corp.	1,863	(99,885)
HD Supply Holdings, Inc.*	2,844	(100,052)
LKQ Corp.*	3,310	(100,111)
Tempur Sealy International, Inc.*	1,520	(100,168)
Dunkin’ Brands Group, Inc.	1,840	(101,199)
Dollar Tree, Inc.*	2,678	(211,535)

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Staples, Inc.	24,504	$(375,156)
Total Consumer, Cyclical		(3,595,595)

Industrial - (3.6)%
Vulcan Materials Co.	74	(6,211)
Crane Co.	147	(8,633)
Fortune Brands Home & Security, Inc.	196	(8,981)
Roper Technologies, Inc.	74	(12,762)
Teekay Corp.	318	(13,617)
Sealed Air Corp.	294	(15,106)
Babcock & Wilcox Co.	490	(16,072)
Rockwell Collins, Inc.	221	(20,409)
Kirby Corp.*	294	(22,538)
Wabtec Corp.	245	(23,089)
Tyco International plc	613	(23,588)
Boeing Co.	172	(23,860)
Martin Marietta Materials, Inc.	172	(24,340)
Clean Harbors, Inc.*	539	(28,966)
Garmin Ltd.	686	(30,136)
Hexcel Corp.	638	(31,734)
Colfax Corp.*	809	(37,335)
Acuity Brands, Inc.	221	(39,776)
SPX Corp.	564	(40,829)
Emerson Electric Co.	760	(42,127)
Kennametal, Inc.	1,423	(48,553)
Waters Corp.*	417	(53,534)
National Instruments Corp.	2,280	(67,169)
Eagle Materials, Inc.	932	(71,139)
Kansas City Southern	785	(71,592)
Graco, Inc.	1,128	(80,122)
Precision Castparts Corp.	417	(83,346)
CH Robinson Worldwide, Inc.	1,349	(84,164)
SunPower Corp. — Class A*	2,992	(85,003)
J.B. Hunt Transport Services, Inc.	1,055	(86,605)
Trimble Navigation Ltd.*	3,800	(89,148)
Nordson Corp.	1,152	(89,729)
Owens-Illinois, Inc.*	3,948	(90,567)
Middleby Corp.*	809	(90,794)
Manitowoc Company, Inc.	4,659	(91,316)
Expeditors International of Washington, Inc.	1,986	(91,565)
Donaldson Company, Inc.	2,575	(92,185)
United Parcel Service, Inc. — Class B	956	(92,646)
Armstrong World Industries, Inc.*	1,741	(92,760)
TransDigm Group, Inc.*	417	(93,687)
AptarGroup, Inc.	1,471	(93,806)
B/E Aerospace, Inc.	1,716	(94,208)
Landstar System, Inc.	1,414	(94,554)
Stericycle, Inc.*	711	(95,210)
FLIR Systems, Inc.	3,090	(95,234)
KBR, Inc.	4,905	(95,549)
SBA Communications Corp. — Class A*	834	(95,885)
USG Corp.*	3,531	(98,127)
Rock-Tenn Co. — Class A	13,198	(794,520)
Total Industrial		(3,672,826)

Technology - (3.7)%
Lexmark International, Inc. — Class A	122	(5,392)
International Business Machines Corp.	99	(16,103)
Veeva Systems, Inc. — Class A*	809	(22,676)
Linear Technology Corp.	589	(26,051)
athenahealth, Inc.*	270	(30,937)
IHS, Inc. — Class A*	270	(34,730)
Nuance Communications, Inc.*	2,501	(43,793)
Allscripts Healthcare Solutions, Inc.*	4,193	(57,360)
Cree, Inc.*	2,379	(61,925)
Informatica Corp.*	1,380	(66,889)
Jack Henry & Associates, Inc.	1,202	(77,769)
MSCI, Inc. — Class A	1,447	(89,063)
Solera Holdings, Inc.	2,011	(89,610)
Workday, Inc. — Class A*	1,177	(89,911)
VeriFone Systems, Inc.*	2,673	(90,775)
VMware, Inc. — Class A*	1,079	(92,513)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Diebold, Inc.	2,648	$(92,680)
ServiceNow, Inc.*	1,251	(92,962)
Paychex, Inc.	1,986	(93,104)
Zynga, Inc. — Class A*	32,761	(93,696)
Salesforce.com, Inc.*	1,349	(93,931)
NCR Corp.*	3,164	(95,237)
NetSuite, Inc.*	1,055	(96,796)
Atmel Corp.	9,882	(97,388)
Advanced Micro Devices, Inc.*	42,176	(101,222)
NXP Semiconductor N.V.*	9,679	(950,477)
Avago Technologies Ltd.	8,488	(1,128,310)
Total Technology		(3,831,300)

Consumer, Non-cyclical - (4.1)%
Coty, Inc. — Class A*	25	(799)
Aaron’s, Inc.	97	(3,512)
ConAgra Foods, Inc.	221	(9,662)
Clorox Co.	99	(10,298)
H&R Block, Inc.	392	(11,623)
Moody’s Corp.	122	(13,171)
Incyte Corp.*	171	(17,820)
WhiteWave Foods Co. — Class A*	662	(32,359)
Alnylam Pharmaceuticals, Inc.*	270	(32,365)
Endo International plc*	417	(33,214)
FleetCor Technologies, Inc.*	222	(34,645)
Jazz Pharmaceuticals plc*	245	(43,137)
Hain Celestial Group, Inc.*	662	(43,599)
Whole Foods Market, Inc.	1,177	(46,421)
Illumina, Inc.*	221	(48,258)
Monster Beverage Corp.*	368	(49,319)
AmerisourceBergen Corp. — Class A	466	(49,554)
Avis Budget Group, Inc.*	1,128	(49,722)
Vertex Pharmaceuticals, Inc.*	442	(54,578)
Avon Products, Inc.	9,318	(58,331)
Stryker Corp.	613	(58,584)
Intuitive Surgical, Inc.*	122	(59,109)
CoStar Group, Inc.*	318	(64,001)
Hertz Global Holdings, Inc.*	4,316	(78,207)
Patterson Companies, Inc.	1,667	(81,100)
Intercept Pharmaceuticals, Inc.*	343	(82,793)
Sysco Corp.	2,354	(84,979)
Estee Lauder Companies, Inc. — Class A	981	(85,013)
Campbell Soup Co.	1,790	(85,294)
Keurig Green Mountain, Inc.	1,152	(88,278)
Mead Johnson Nutrition Co. — Class A	981	(88,506)
Flowers Foods, Inc.	4,328	(91,537)
Live Nation Entertainment, Inc.*	3,335	(91,678)
Brookdale Senior Living, Inc. — Class A*	2,648	(91,886)
CR Bard, Inc.	539	(92,007)
Philip Morris International, Inc.	1,152	(92,356)
Gartner, Inc.*	1,079	(92,557)
McGraw Hill Financial, Inc.	932	(93,620)
Hershey Co.	1,055	(93,716)
Kraft Foods Group, Inc.	1,103	(93,909)
IDEXX Laboratories, Inc.*	1,470	(94,286)
Verisk Analytics, Inc. — Class A*	1,299	(94,515)
Sprouts Farmers Market, Inc.*	3,507	(94,619)
Bruker Corp.*	4,659	(95,090)
Coca-Cola Co.	2,427	(95,211)
Colgate-Palmolive Co.	1,463	(95,695)
Kimberly-Clark Corp.	907	(96,115)
Bristol-Myers Squibb Co.	1,447	(96,283)
MasterCard, Inc. — Class A	1,030	(96,284)
Align Technology, Inc.*	1,545	(96,887)
Brown-Forman Corp. — Class B	968	(96,974)
Morningstar, Inc.	1,226	(97,528)
Envision Healthcare Holdings, Inc.*	2,476	(97,752)
Premier, Inc. — Class A*	2,550	(98,073)
Kellogg Co.	1,569	(98,376)
McCormick & Company, Inc.	1,226	(99,245)
Seattle Genetics, Inc.*	2,084	(100,866)

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Rollins, Inc.	3,629	$(103,535)
Tenet Healthcare Corp.*	1,815	(105,052)
Total Consumer, Non-cyclical		(4,183,903)

Financial - (7.4)%
DDR Corp.	197	(3,046)
Prologis, Inc.	99	(3,673)
First Niagara Financial Group, Inc.	467	(4,408)
Liberty Property Trust	147	(4,736)
Forest City Enterprises, Inc. — Class A*	246	(5,437)
Apartment Investment & Management Co. — Class A	221	(8,162)
Realty Income Corp.	270	(11,985)
WP Carey, Inc.	270	(15,914)
Cincinnati Financial Corp.	393	(19,721)
Douglas Emmett, Inc.	956	(25,755)
Unum Group	882	(31,532)
Progressive Corp.	1,202	(33,452)
Kilroy Realty Corp.	564	(37,872)
Zions Bancorporation	1,423	(45,159)
Visa, Inc. — Class A	686	(46,065)
Healthcare Trust of America, Inc. — Class A	2,330	(55,804)
Charles Schwab Corp.	1,863	(60,827)
MBIA, Inc.*	10,274	(61,747)
Simon Property Group, Inc.	368	(63,671)
TFS Financial Corp.	4,341	(73,016)
White Mountains Insurance Group Ltd.	122	(79,903)
Genworth Financial, Inc. — Class A*	10,568	(80,000)
Senior Housing Properties Trust	4,585	(80,466)
Franklin Resources, Inc.	1,642	(80,507)
American Tower Corp. — Class A	882	(82,282)
Signature Bank*	589	(86,224)
Aflac, Inc.	1,398	(86,956)
Intercontinental Exchange, Inc.	392	(87,655)
Loews Corp.	2,280	(87,803)
Eaton Vance Corp.	2,280	(89,216)
Aon plc	907	(90,410)
SLM Corp.*	9,171	(90,518)
Crown Castle International Corp.	1,128	(90,578)
American Homes 4 Rent — Class A	5,713	(91,637)
SVB Financial Group*	638	(91,859)
Tanger Factory Outlet Centers, Inc.	2,918	(92,501)
State Street Corp.	1,202	(92,554)
Waddell & Reed Financial, Inc. — Class A	1,962	(92,822)
Alliance Data Systems Corp.*	318	(92,837)
TD Ameritrade Holding Corp.	2,526	(93,007)
Marsh & McLennan Companies, Inc.	1,642	(93,101)
American Express Co.	1,202	(93,419)
First Republic Bank	1,496	(94,293)
Plum Creek Timber Company, Inc.	2,330	(94,528)
Rayonier, Inc.	3,703	(94,612)
Howard Hughes Corp.*	662	(95,023)
Arthur J Gallagher & Co.	2,011	(95,120)
T. Rowe Price Group, Inc.	1,226	(95,297)
CBOE Holdings, Inc.	1,667	(95,386)
LPL Financial Holdings, Inc.	2,059	(95,723)
Commerce Bancshares, Inc.	2,048	(95,785)
Brown & Brown, Inc.	2,926	(96,149)
Bank of Hawaii Corp.	1,447	(96,486)
Assurant, Inc.	1,447	(96,949)
Old Republic International Corp.	6,253	(97,734)
BankUnited, Inc.	2,722	(97,801)
Cullen/Frost Bankers, Inc.	1,251	(98,304)
ProAssurance Corp.	2,133	(98,566)
BOK Financial Corp.	1,423	(99,012)
Sterling Bancorp	12,445	(182,942)
Endurance Specialty Holdings Ltd.	3,180	(208,926)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

PacWest Bancorp	7,522	$(351,729)
M&T Bank Corp.	3,710	(463,490)
Royal Bank of Canada	16,338	(999,069)
BB&T Corp.	30,464	(1,228,000)
Total Financial		(7,629,161)

Total Common Stocks Sold Short
(Proceeds $33,919,639)		(32,875,952)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (11.5)%
iShares MSCI Mexico Capped ETF	1,027	(58,652)
iShares MSCI Taiwan ETF	4,527	(71,436)
iShares MSCI Emerging Markets ETF	1,859	(73,654)
Market Vectors Gold Miners ETF	4,763	(84,591)
iShares MSCI Australia ETF	4,094	(86,097)
iShares MSCI Japan ETF	7,823	(100,213)
iShares MSCI Malaysia ETF	8,696	(105,309)
iShares 7-10 Year Treasury Bond ETF	1,226	(128,742)
iShares MSCI South Korea Capped ETF	2,573	(141,798)
iShares China Large-Capital ETF	3,321	(153,098)
iShares MSCI United Kingdom ETF	10,499	(191,607)
Powershares QQQ Trust Series 1	1,949	(208,679)
iShares iBoxx $ High Yield Corporate Bond ETF	2,693	(239,138)
iShares MSCI Canada ETF	9,541	(254,458)
iShares 20+ Year Treasury Bond ETF	3,124	(366,945)
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,588	(415,203)
iShares MSCI EAFE ETF	7,668	(486,841)
iShares Russell 2000 Index ETF	4,473	(558,499)
iShares TIPS Bond ETF	6,918	(775,162)
iShares US Real Estate ETF	13,476	(960,839)
iShares Core U.S. Aggregate Bond ETF	9,682	(1,053,208)
iShares Russell 1000 Value ETF	11,047	(1,139,498)
SPDR Barclays High Yield Bond ETF	46,005	(1,767,972)
SPDR S&P 500 ETF Trust	11,800	(2,429,030)
Total Exchange-Traded Funds Sold Short
(Proceeds $11,180,824)		(11,850,669)

Total Securities Sold Short- (43.5)%
(Proceeds $45,100,463)		$(44,726,621)
Other Assets & Liabilities, net - 54.1%		55,574,724
Total Net Assets - 100.0%		$102,663,075

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $16,804,117)	14	$21,492
September 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,349,419)	21	17,954
September 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $1,357,819)	8	11,124
September 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $4,051,844)	34	8,507

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

September 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $4,894,634)	57	$6,011
September 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $6,451,803)	52	4,240
September 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $1,300,853)	9	3,990
September 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $504,000)	4	1,619
(Total Aggregate Value of Contracts $37,714,489)		$74,937

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2015 Wheat Futures Contracts (Aggregate Value of Contracts $339,213)	11	$35,222
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $103,525)	2	3,692
August 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $85,869)	1	999
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $101,805)	3	649
August 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $79,283)	1	462
August 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $237,240)	4	(4,339)
August 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,480,501)	25	(18,348)
(Total Aggregate Value of Contracts $2,427,436)		$18,337

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 British Pound Futures Contracts (Aggregate Value of Contracts $1,570,500)	16	$3,137
September 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $239,910)	3	(2,970)
(Total Aggregate Value of Contracts $1,810,410)		$167

EQUITY FUTURES CONTRACTS PURCHASED†
November 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $825,700)	46	$22,678
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,497,960)	12	1,488
September 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $1,981,357)	12	271

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $449,040)	3	$(3,541)
July 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $82,847)	1	(4,440)
July 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $120,011)	1	(5,466)
September 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $962,500)	11	(10,344)
September 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $1,992,471)	15	(10,978)
July 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $845,359)	8	(13,344)
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,841,385)	21	(15,345)
September 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $815,148)	8	(20,446)
July 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $505,423)	3	(22,402)
August 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,840,400)	107	(29,839)
(Total Aggregate Value of Contracts $13,759,601)		$(111,708)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
August 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,248,660)	42	$66,080
August 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $430,434)	6	36,606
August 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $753,975)	18	35,532
September 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $896,560)	14	33,992
August 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $648,424)	13	25,863
September 2015 Copper Futures Contracts (Aggregate Value of Contracts $392,925)	6	19,617
August 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $338,760)	12	11,724
August 2015 Low Sulphur Gasoil Futures Contracts (Aggregate Value of Contracts $407,225)	7	11,192

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

September 2015 Silver Futures Contracts (Aggregate Value of Contracts $313,700)	4	$10,301
August 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $131,531)	3	5,072
September 2015 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $98,063)	2	1,072
August 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $351,540)	3	858
October 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,063,149)	76	(14,582)
September 2015 Corn Futures Contracts (Aggregate Value of Contracts $211,000)	10	(25,160)
September 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $578,550)	19	(48,036)
(Total Aggregate Value of Contracts $7,864,496)		$170,131

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,076,124)	30	$65,040
September 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $517,454)	5	14,219
July 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $1,192,240)	35	13,662
September 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $306,601)	1	331
July 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $107,131)	2	64
September 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,013,840)	58	(6,223)
July 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $1,032,000)	60	(67,773)
(Total Aggregate Value of Contracts $7,245,390)		$19,320

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $601,375)	4	$1,965
September 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $181,725)	1	72
(Total Aggregate Value of Contracts $783,100)		$2,037

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $670,313)	5	$2,161
September 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $307,360)	4	2,107
September 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,760,243)	27	(25,572)
(Total Aggregate Value of Contracts $3,737,916)		$(21,304)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS ††
Goldman Sachs International September 2015 Goldman Sachs Multi-Hedge Strategies Short Index Swap, Terminating 09/14/15[6] (Notional Value $5,591,596)	47,004	$149,082
Goldman Sachs International September 2015 Goldman Sachs Multi-Hedge Strategies Long Index Swap, Terminating 09/14/15[7] (Notional Value $14,347,625)	106,650	(78,006)
(Total Notional value $19,939,221)		$71,076

CENTRALLY CLEARED CREDIT DEFAULT SWAPS AGREEMENT PROTECTION PURCHASED††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX EM-23 Index	Barclays Bank plc	1.00%	06/20/20	$2,700,000	$2,451,387	$253,352	$(4,739)

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
MULTI-HEDGE STRATEGIES FUND

SECTOR DIVERSIFICATION

Goldman Sachs Multi-Hedge Strategies Short Index Swap6

Sector	% of Index
Industrials	22.9%
Financials	14.4%
Energy	13.7%
Consumer Discretionary	13.1%
Technology	11.9%
Communications	8.2%
Consumer Staples	7.7%
Materials	5.5%
Health Care	2.6%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap7

Sector	% of Index
Financials	24.3%
Health Care	19.5%
Technology	17.3%
Consumer Discretionary	16.1%
Consumer Staples	6.0%
Materials	5.5%
Communications	5.1%
Energy	3.8%
Industrials	2.1%
Utilities	0.3%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2015.
[2]	All or portion of this security is on loan at June 30, 2015 — See Note 6.
[3]	Affiliated issuer — See Note 11.
[4]	Repurchase Agreements — See Note 5.
[5]	Securities lending collateral — See Note 6.
[6]	Customized basket of 160 exchange-traded equity securities. Total Return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.
[7]	Customized basket of 216 exchange-traded equity securities. Total Return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MULTI-HEDGE STRATEGIES FUND

June 30, 2015

Assets:
Investments in unaffiliated issuers, at value - including $196,110 of securities loaned (cost $79,291,778)	$81,719,482
Investments in affiliated issuers, at value (cost $1,169,617)	1,044,999
Repurchase agreements, at value (cost $9,050,491)	9,050,491
Total investments (cost $89,511,886)	91,814,972
Segregated cash with broker	55,162,486
Cash	1,086,059
Unamortized upfront premiums paid on credit default swaps	253,352
Unrealized appreciation on swap agreements	149,082
Receivables:
Securities sold	1,396,816
Fund shares sold	138,768
Dividends	89,498
Securities lending income	646
Total assets	150,091,679

Liabilities:
Securities sold short, at value (proceeds $45,100,463)	44,726,621
Segregated cash from broker	122,667
Foreign currency, at value (Cost $87,855)	87,855
Unrealized depreciation on swap agreements	82,745
Payable for:
Securities purchased	1,696,490
Return of securities loaned	203,256
Variation margin	197,139
Fund shares redeemed	105,590
Management fees	98,112
Distribution and service fees	18,425
Miscellaneous	89,704
Total liabilities	47,428,604
Commitments and contingent liabilities (Note 13)	—
Net assets	$102,663,075

Net assets consist of:
Paid in capital	$145,397,904
Accumulated net investment loss	(3,417,031)
Accumulated net realized loss on investments	(42,212,910)
Net unrealized appreciation on investments	2,895,112
Net assets	$102,663,075

A-Class:
Net assets	$11,851,559
Capital shares outstanding	494,459
Net asset value per share	$23.97
Maximum offering price per share (Net asset value divided by 95.25%)	$25.17

C-Class:
Net assets	$9,000,337
Capital shares outstanding	404,803
Net asset value per share	$22.23

P-Class:
Net assets	$40,850,986
Capital shares outstanding	1,703,155
Net asset value per share	$23.99

Institutional Class:
Net assets	$40,960,193
Capital shares outstanding	1,685,777
Net asset value per share	$24.30

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MULTI-HEDGE STRATEGIES FUND

Period Ended June 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$980,766
Dividends from securities of affiliated issuers	22,465
Income from securities lending, net	3,726
Interest	1,782
Total investment income	1,008,739

Expenses:
Management fees	642,394
Distribution and service fees:
A-Class	16,967
C-Class	46,677
P-Class**	52,105
Short sales dividend expense	540,960
Prime broker interest expense	141,416
Trustees’ fees*	3,645
Custodian fees	158
Miscellaneous	20,649
Total expenses	1,464,971
Less:
Expenses waived by Adviser	(36,801)
Net expenses	1,428,170
Net investment loss	(419,431)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$4,008,595
Investments in affiliated issuers	(5,381)
Swap agreements	590,120
Futures contracts	1,742,142
Foreign currency	2,145
Securities sold short	(3,289,306)
Net realized gain	3,048,315
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,633,033)
Investments in affiliated issuers	(124,618)
Securities sold short	2,869,459
Swap agreements	(231,667)
Futures contracts	(1,469,295)
Foreign currency	107
Net change in unrealized appreciation (depreciation)	(2,589,047)
Net realized and unrealized gain	459,268
Net increase in net assets resulting from operations	$39,837

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 14.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MULTI-HEDGE STRATEGIES FUND

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(419,431)	$(1,167,230)
Net realized gain on investments	3,048,315	4,004,144
Net change in unrealized appreciation (depreciation) on investments	(2,589,047)	2,150,638
Net increase in net assets resulting from operations	39,837	4,987,552

Distributions to shareholders from:
Net investment income
A-Class	—	(88,690)
C-Class	—	(79,610)
P-Class*	—	(298,563)
Institutional Class	—	(333,912)
Total distributions to shareholders	—	(800,775)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,711,761	3,310,696
C-Class	667,745	593,454
P-Class*	21,716,473	10,267,963
Institutional Class	6,942,702	30,581,943
Distributions reinvested
A-Class	—	83,254
C-Class	—	66,457
P-Class*	—	276,480
Institutional Class	—	333,762
Cost of shares redeemed
A-Class	(7,469,830)	(10,563,094)
C-Class	(1,282,488)	(4,016,782)
P-Class*	(17,235,384)	(26,531,348)
Institutional Class	(8,290,501)	(16,163,978)
Net increase (decrease) from capital share transactions	2,760,478	(11,761,193)
Net increase (decrease) in net assets	2,800,315	(7,574,416)

Net assets:
Beginning of period	99,862,760	107,437,176
End of period	$102,663,075	$99,862,760
Accumulated net investment loss at end of period	$(3,417,031)	$(2,997,600)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MULTI-HEDGE STRATEGIES FUND

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Capital share activity:
Shares sold
A-Class	316,332	142,495
C-Class	29,669	27,363
P-Class*	890,892	445,101
Institutional Class	281,509	1,321,595
Shares issued from reinvestment of distributions
A-Class	—	3,522
C-Class	—	3,018
P-Class*	—	11,691
Institutional Class	—	13,947
Shares redeemed
A-Class	(307,271)	(455,620)
C-Class	(56,786)	(186,245)
P-Class*	(707,615)	(1,149,657)
Institutional Class	(336,960)	(688,008)
Net increase (decrease) in shares	109,770	(510,798)

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 14.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED FINANCIAL HIGHLIGHTS
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$23.94	$23.03	$22.68	$22.21	$21.66	$20.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.26)	(.18)	(.35)	(.27)	(.40)
Net gain (loss) on investments (realized and unrealized)	.13	1.36	.53	.82	.98	1.49
Total from investment operations	.03	1.10	.35	.47	.71	1.09
Less distributions from:
Net investment income	—	(.19)	—	—	(.16)	—
Total distributions	—	(.19)	—	—	(.16)	—
Redemption fees collected	—	—	—	—	—	— [c]
Net asset value, end of period	$23.97	$23.94	$23.03	$22.68	$22.21	$21.66

Total Return[d]	0.17%	4.73%	1.54%	2.02%	3.39%	5.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,852	$11,620	$18,307	$27,700	$24,832	$14,073
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(1.13%)	(0.79%)	(1.54%)	(1.23%)	(1.97%)
Total expenses[e]	2.80%	2.86%	2.74%	3.09%	2.77%	3.56%
Net expenses[f,g]	2.73%	2.81%	2.69%	3.05%	2.65%	3.40%
Portfolio turnover rate	132%	304%	302%	465%	433%	993%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$22.29	$21.62	$21.45	$21.17	$20.80	$19.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.40)	(.35)	(.50)	(.42)	(.55)
Net gain (loss) on investments (realized and unrealized)	.12	1.26	.52	.78	.95	1.45
Total from investment operations	(.06)	.86	.17	.28	.53	.90
Less distributions from:
Net investment income	—	(.19)	—	—	(.16)	—
Total distributions	—	(.19)	—	—	(.16)	—
Redemption fees collected	—	—	—	—	—	— [c]
Net asset value, end of period	$22.23	$22.29	$21.62	$21.45	$21.17	$20.80

Total Return[d]	(0.22%)	3.97%	0.79%	1.23%	2.62%	4.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,000	$9,627	$12,705	$16,780	$13,322	$15,194
Ratios to average net assets:
Net investment income (loss)	(1.58%)	(1.84%)	(1.60%)	(2.33%)	(1.99%)	(2.79%)
Total expenses[e]	3.56%	3.62%	3.50%	3.85%	3.52%	4.41%
Net expenses[f,g]	3.49%	3.57%	3.45%	3.81%	3.39%	4.26%
Portfolio turnover rate	132%	304%	302%	465%	432%	993%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$23.96	$23.04	$22.69	$22.23	$21.67	$20.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.25)	(.19)	(.36)	(.27)	(.43)
Net gain (loss) on investments (realized and unrealized)	.13	1.36	.54	.82	.99	1.52
Total from investment operations	.03	1.11	.35	.46	.72	1.09
Less distributions from:
Net investment income	—	(.19)	—	—	(.16)	—
Total distributions	—	(.19)	—	—	(.16)	—
Redemption fees collected	—	—	—	—	—	— [c]
Net asset value, end of period	$23.99	$23.96	$23.04	$22.69	$22.23	$21.67

Total Return[d]	0.13%	4.77%	1.54%	2.02%	3.39%	5.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,851	$36,411	$50,990	$66,818	$66,161	$44,421
Ratios to average net assets:
Net investment income (loss)	(0.82%)	(1.09%)	(0.82%)	(1.59%)	(1.25%)	(2.08%)
Total expenses[e]	2.82%	2.87%	2.75%	3.07%	2.78%	3.69%
Net expenses[f,g]	2.75%	2.82%	2.71%	3.03%	2.65%	3.54%
Portfolio turnover rate	132%	304%	302%	465%	433%	993%

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MULTI-HEDGE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Period Ended Dec. 31, 2010[h]
Per Share Data
Net asset value, beginning of period	$24.24	$23.26	$22.84	$22.32	$21.71	$20.61
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.18)	(.13)	(.33)	(.22)	(.43)
Net gain (loss) on investments (realized and unrealized)	.13	1.35	.55	.85	.99	1.53
Total from investment operations	.06	1.17	.42	.52	.77	1.10
Less distributions from:
Net investment income	—	(.19)	—	—	(.16)	—
Total distributions	—	(.19)	—	—	(.16)	—
Redemption fees collected	—	—	—	—	—	— [c]
Net asset value, end of period	$24.30	$24.24	$23.26	$22.84	$22.32	$21.71

Total Return[d]	0.29%	4.98%	1.84%	2.28%	3.61%	5.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,960	$42,204	$25,435	$14,130	$807	$296
Ratios to average net assets:
Net investment income (loss)	(0.58%)	(0.79%)	(0.54%)	(1.46%)	(0.99%)	(3.10%)
Total expenses[e]	2.56%	2.67%	2.56%	3.05%	2.52%	5.13%
Net expenses[f,g]	2.49%	2.62%	2.51%	3.01%	2.40%	4.98%
Portfolio turnover rate	132%	304%	302%	465%	433%	993%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MULTI-HEDGE STRATEGIES FUND

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the period ended June 30, 2015 and years ended December 31 would be:

	06/30/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
A-Class	1.44%	1.42%	1.40%	1.40%	1.41%	1.41%
C-Class	2.19%	2.17%	2.15%	2.15%	2.15%	2.15%
P-Class*	1.44%	1.42%	1.40%	1.40%	1.41%	1.41%
Institutional Class	1.19%	1.17%	1.15%	1.15%	1.16%	1.17%

[h]	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 14.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2015

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCITM Commodity Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

FUND PROFILE (Unaudited)(concluded)	June 30, 2015

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as commodity-linked futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	21.1%
Guggenheim Strategy Fund II	16.8%
Total	37.9%

“Largest Holdings” exclude any temporary cash or derivative investments.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
COMMODITIES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 37.9%
Guggenheim Strategy Fund I1	89,679	$2,234,812
Guggenheim Strategy Fund II1	71,794	1,788,379
Total Mutual Funds
(Cost $4,017,003)		4,023,191

	Face Amount

REPURCHASE AGREEMENTS††,2 - 23.2%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$2,239,085	2,239,085
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	138,557	138,557
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	80,008	80,008
Total Repurchase Agreements
(Cost $2,457,650)		2,457,650

Total Investments - 61.1%
(Cost $6,474,653)		$6,480,841
Other Assets & Liabilities, net - 38.9%		4,127,704
Total Net Assets - 100.0%		$10,608,545

	Contracts	Unrealized Gain

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2015 Corn Futures Contracts (Aggregate Value of Contracts $316,500)	15	$37,160
September 2015 Wheat Futures Contracts (Aggregate Value of Contracts $277,538)	9	35,977
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $207,050)	4	22,611
July 2015 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $3,856,999)	35	8,095
September 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $60,900)	2	5,106
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $67,870)	2	2,184
September 2015 Cocoa Futures Contracts (Aggregate Value of Contracts $32,510)	1	1,506
August 2015 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $107,463)	1	1,496
October 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $97,922)	7	300
August 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $429,345)	5	94

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
COMMODITIES STRATEGY FUND

	Contracts	Unrealized Loss

August 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $296,100)	5	$(768)
August 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $234,360)	2	(2,226)
September 2015 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $49,031)	1	(2,872)
August 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $197,610)	7	(3,881)
August 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $49,879)	1	(4,041)
August 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $43,844)	1	(4,339)
August 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $125,663)	3	(5,291)
August 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $317,134)	4	(8,320)
August 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $71,739)	1	(9,175)
August 2015 LME Copper Futures Contracts (Aggregate Value of Contracts $288,050)	2	(10,090)
August 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $148,650)	5	(11,298)
August 2015 Low Sulphur Gasoil Futures Contracts (Aggregate Value of Contracts $465,400)	8	(11,913)
August 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,364,129)	23	(32,421)
September 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,408,879)	22	(52,065)
(Total Aggregate Value of Contracts $10,514,565)		$(44,171)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 11.
[2]	Repurchase Agreements — See Note 5.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
COMMODITIES STRATEGY FUND

June 30, 2015

Assets:
Investments in affiliated issuers, at value (cost $4,017,003)	$4,023,191
Repurchase agreements, at value (cost $2,457,650)	2,457,650
Total investments (cost $6,474,653)	6,480,841
Segregated cash with broker	693,418
Receivables:
Fund shares sold	3,361,933
Variation margin	144,827
Dividends	4,016
Interest	3
Total assets	10,685,038

Liabilities:
Segregated cash from broker	28,427
Payable for:
Fund shares redeemed	32,786
Management fees	4,787
Securities purchased	4,016
Distribution and service fees	2,199
Transfer agent and administrative fees	1,596
Portfolio accounting fees	638
Miscellaneous	2,044
Total liabilities	76,493
Commitments and contingent liabilities (Note 13)	—
Net assets	$10,608,545

Net assets consist of:
Paid in capital	$34,781,801
Accumulated net investment loss	(2,810,069)
Accumulated net realized loss on investments	(21,325,204)
Net unrealized depreciation on investments	(37,983)
Net assets	$10,608,545

A-Class:
Net assets	$945,425
Capital shares outstanding	96,801
Net asset value per share	$9.77
Maximum offering price per share (Net asset value divided by 95.25%)	$10.26

C-Class:
Net assets	$941,473
Capital shares outstanding	104,383
Net asset value per share	$9.02

H-Class:
Net assets	$8,721,647
Capital shares outstanding	891,977
Net asset value per share	$9.78

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
COMMODITIES STRATEGY FUND

Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$19,037
Interest	453
Total investment income	19,490

Expenses:
Management fees	30,569
Transfer agent and administrative fees	8,647
Distribution and service fees:
A-Class	1,494
C-Class	5,037
H-Class	5,894
Portfolio accounting fees	3,459
Registration fees	5,798
Legal fees	5,267
Trustees’ fees*	446
Custodian fees	422
Miscellaneous	(3,213)
Total expenses	63,820
Less:
Expenses waived by Adviser	(4,478)
Net expenses	59,342
Net investment loss	(39,852)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(2,217)
Futures contracts	(1,418,393)
Net realized loss	(1,420,610)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	6,188
Investments in unaffiliated issuers	3,305
Futures contracts	508,238
Net change in unrealized appreciation (depreciation)	517,731
Net realized and unrealized loss	(902,879)
Net decrease in net assets resulting from operations	$(942,731)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
COMMODITIES STRATEGY FUND

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(39,852)	$(220,015)
Net realized loss on investments	(1,420,610)	(6,379,296)
Net change in unrealized appreciation (depreciation) on investments	517,731	(635,572)
Net decrease in net assets resulting from operations	(942,731)	(7,234,883)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,725,996	22,549,472
C-Class	110,243	260,844
H-Class	50,119,834	85,991,591
Cost of shares redeemed
A-Class	(9,040,666)	(19,190,403)
C-Class	(281,193)	(444,139)
H-Class	(48,797,009)	(85,196,491)
Net increase (decrease) from capital share transactions	(1,162,795)	3,970,874
Net decrease in net assets	(2,105,526)	(3,264,009)

Net assets:
Beginning of period	12,714,071	15,978,080
End of period	$10,608,545	$12,714,071
Accumulated net investment loss at end of period	$(2,810,069)	$(2,770,217)

Capital share activity:
Shares sold
A-Class	744,259	1,645,908
C-Class	12,278	19,526
H-Class	5,279,982	6,272,794
Shares redeemed
A-Class	(993,801)	(1,432,812)
C-Class	(31,996)	(35,150)
H-Class	(5,213,069)	(6,253,169)
Net increase (decrease) in shares	(202,347)	217,097

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED FINANCIAL HIGHLIGHTS
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$9.87	$14.93	$15.49	$16.18	$17.33	$16.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.15)	(.23)	(.23)	(.26)	(.22)
Net gain (loss) on investments (realized and unrealized)	(.05)	(4.91)	(.33)	(.05)	(.36)	1.16
Total from investment operations	(.10)	(5.06)	(.56)	(.28)	(.62)	.94
Less distributions from:
Net investment income	—	—	—	(.41)	(.53)	—
Total distributions	—	—	—	(.41)	(.53)	—
Redemption fees collected	—	—	—	—	—	— [c]
Net asset value, end of period	$9.77	$9.87	$14.93	$15.49	$16.18	$17.33

Total Return[d]	(1.01%)	(33.89%)	(3.62%)	(1.63%)	(3.61%)	5.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$945	$3,419	$1,990	$5,840	$5,223	$7,192
Ratios to average net assets:
Net investment income (loss)	(1.01%)	(1.03%)	(1.50%)	(1.40%)	(1.47%)	(4.22%)
Total expenses[e]	1.72%	1.64%	1.63%	1.59%	1.66%	1.65%
Net expenses[f]	1.59%	1.56%	1.53%	1.49%	1.55%	1.56%
Portfolio turnover rate	159%	238%	—	—	—	200%

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$9.15	$13.93	$14.56	$15.34	$16.58	$15.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.23)	(.32)	(.33)	(.37)	(.32)
Net gain (loss) on investments (realized and unrealized)	(.05)	(4.55)	(.31)	(.04)	(.34)	1.10
Total from investment operations	(.13)	(4.78)	(.63)	(.37)	(.71)	.78
Less distributions from:
Net investment income	—	—	—	(.41)	(.53)	—
Total distributions	—	—	—	(.41)	(.53)	—
Redemption fees collected	—	—	—	—	—	— [c]
Net asset value, end of period	$9.02	$9.15	$13.93	$14.56	$15.34	$16.58

Total Return[d]	(1.42%)	(34.31%)	(4.33%)	(2.38%)	(4.32%)	4.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$941	$1,135	$1,947	$2,575	$3,558	$4,857
Ratios to average net assets:
Net investment income (loss)	(1.78%)	(1.77%)	(2.25%)	(2.15%)	(2.22%)	(2.17%)
Total expenses[e]	2.52%	2.39%	2.39%	2.34%	2.41%	2.39%
Net expenses[f]	2.39%	2.32%	2.28%	2.24%	2.30%	2.30%
Portfolio turnover rate	159%	238%	—	—	—	200%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
COMMODITIES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$9.89	$14.95	$15.50	$16.18	$17.33	$16.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.15)	(.23)	(.23)	(.27)	(.22)
Net gain (loss) on investments (realized and unrealized)	(.06)	(4.91)	(.32)	(.04)	(.35)	1.16
Total from investment operations	(.11)	(5.06)	(.55)	(.27)	(.62)	.94
Less distributions from:
Net investment income	—	—	—	(.41)	(.53)	—
Total distributions	—	—	—	(.41)	(.53)	—
Redemption fees collected	—	—	—	—	—	— [c]
Net asset value, end of period	$9.78	$9.89	$14.95	$15.50	$16.18	$17.33

Total Return[d]	(1.11%)	(33.85%)	(3.55%)	(1.57%)	(3.67%)	5.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,722	$8,160	$12,042	$23,671	$14,982	$32,290
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(1.05%)	(1.50%)	(1.40%)	(1.47%)	(1.42%)
Total expenses[e]	1.73%	1.65%	1.63%	1.60%	1.66%	1.65%
Net expenses[f]	1.60%	1.57%	1.53%	1.49%	1.56%	1.56%
Portfolio turnover rate	159%	238%	—	—	—	200%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of nine separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2015, the Trust consisted of fifty-two funds.

This report covers the Multi-Hedge Strategies Fund and Commodities Strategy Fund (the “Funds”). Only A-Class, C-Class, H-Class, P-Class and Institutional Class had been issued by the Funds.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Funds includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2015	% of Net Assets of the Fund at June 30, 2015
Multi-Hedge Strategies Fund	09/18/09	$6,063,227	5.9%
Commodities Strategy Fund	09/08/09	1,306,607	12.3%

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

E. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds and each Subsidiary pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets:

Fund	Management Fees (as a % of Net Assets)
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board of Trustees for such termination.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

RFS provides transfer agent and administrative services to the Commodities Strategy Fund for fees calculated at the annualized rate of 0.25% based on the average daily net assets of the Fund.

RFS also provides accounting services to the Commodities Strategy Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares, H-Class shares and P-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level through February 1, 2016. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI.

During the period ended June 30, 2015, the following fund waived advisory fees related to investments in the affiliated funds.

Fund	Amount
Multi-Hedge Strategies Fund	$3

For the period ended June 30, 2015, GFD retained sales charges of $200,122 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Multi-Hedge Strategies Fund	$82,764,481	$421,297	$9,050,491	$228,850	$—	$92,465,119
Commodities Strategy Fund	4,023,191	114,529	2,457,650	—	—	6,595,370

Liabilities
Multi-Hedge Strategies Fund	$44,726,621	$272,072	$—	$159,821	$—	$45,158,514
Commodities Strategy Fund	—	158,700	—	—	—	158,700

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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At June 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 07/01/15	$250,551,232	$250,551,510	11/15/28 - 02/15/44	$614,648,800	$255,562,354

RBC Capital Markets			U.S. TIP Bond
0.04%			3.88%
Due 07/01/15	116,812,087	116,812,217	04/15/29	41,000,000	84,582,306
			U.S. TIP Note
			0.13%
			04/15/16	32,108,700	34,566,039

UMB Financial Corp.			U.S. Treasury Notes
0.04%			3.13% - 3.25%
Due 07/01/15	67,451,288	67,451,363	10/31/16 - 12/31/16	66,110,600	68,800,331

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the

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risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Multi-Hedge Strategies Fund	$196,110	$203,256

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.09%			0.88% - 2.88%
Due 07/01/15	$158,068	$158,068	06/09/17 - 03/14/25	$57,162	$57,166
			Federal Farm Credit Bank
			2.40%
			06/17/22	27,376	27,617
			Freddie Mac Notes/Bonds
			1.00% - 6.75%
			08/07/17 - 07/15/32	27,297	31,485
			Fannie Mae Interest Strips
			0.00%
			07/15/15 - 07/15/27	21,048	18,907
			U.S. Treasury Note
			2.13%
			06/30/22	17,300	17,373
			Freddie Mac Coupon Strips
			0.00%
			07/15/19 - 09/15/30	11,337	8,695

BNP Paribas Securities Corp.			U.S. Treasury Notes
0.09%			1.13% - 3.25%
Due 07/01/15	25,291	25,291	05/31/16 - 06/15/18	22,474	23,026
			U.S. TIP Bond
			0.13%
			04/15/20	2,723	2,772

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Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
			U.S. Treasury Floating Rate Note
			0.09%
			07/31/16	$1	$1

Barclays Capital, Inc.			U.S. Treasury Note
0.11%			2.00%
Due 07/01/15	$10,274	$10,274	08/31/21	10,376	10,481
			U.S. Treasury Principal Strip
			0.00%
			02/15/26	1	1

Merrill Lynch, Pierce, Fenner & Smith, Inc.			U.S. Treasury Note
0.11%			1.38%
Due 07/01/15	3,952	3,952	01/31/20	4,039	4,031

There is also $5,671 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation
Multi-Hedge Strategies Fund	—	—	x	x	x
Commodities Strategy Fund	x	x	—	—	—

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The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a quarterly basis.

	Approximate percentage of Fund's Net Assets on a quarterly basis
Fund	Long	Short
Multi-Hedge Strategies Fund	100%	70%
Commodities Strategy Fund	105%	5%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2015
Multi-Hedge Strategies Fund	$117,753	$149,082	$7,405	$76,974	$298,933	$—	$650,147
Commodities Strategy Fund	—	—	—	—	114,529	—	114,529

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2015
Multi-Hedge Strategies Fund	$210,141	$78,006	$28,542	$—	$110,465	$4,739	$431,893
Commodities Strategy Fund	—	—	—	—	158,700	—	158,700

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Swaps Credit Default Contracts	Total
Multi-Hedge Strategies Fund	$1,364,612	$541,398	$71,689	$263,737	$42,104	$48,722	$2,332,262
Commodities Strategy Fund	—	—	—	—	(1,418,393)	—	(1,418,393)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Swaps Credit Default Contracts	Total
Multi-Hedge Strategies Fund	$(408,284)	$(166,052)	$(90,662)	$(708,204)	$(262,145)	$(65,615)	$(1,700,962)
Commodities Strategy Fund	—	—	—	—	508,238	—	508,238

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$149,082	$—	$149,082	$—	$—	$149,082

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$78,006	$—	$78,006	$—	$78,006	$—

[1]	Exchange-traded futures and centrally cleared swaps are excluded from these reported amounts.

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax

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years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At June 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Multi-Hedge Strategies Fund	$89,569,627	$4,491,397	$(2,246,052)	$2,245,345
Commodities Strategy Fund	13,889,099	—	(7,408,258)	(7,408,258)

10. Securities Transactions

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Multi-Hedge Strategies Fund	$55,881,672	$42,615,223
Commodities Strategy Fund	4,329,816	8,580,000

11. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Transactions during the period ended June 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 12/31/14	Additions	Reductions	Value 06/30/15	Shares 06/30/15	Investment Income	Realized Loss
Multi-Hedge Strategies Fund
Advent Claymore Convertible Securities and Income Fund	$—	$6,299	$—	$6,345	389	$219	$—
Advent Claymore Convertible Securities and Income Fund II	—	—	(7,853)	165,173	25,768	7,267	(1,025)
Advent/Claymore Enhanced Growth & Income Fund	—	39,147	—	75,091	8,279	3,477	—
Guggenheim Strategy Fund I	—	122	—	19,764	793	123	—
Guggenheim Strategy Fund II	—	44	—	5,891	236	44	—
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	—	—	(20,834)	460,669	41,168	6,905	(2,635)
Western Asset/Claymore Inflation-Linked Securities & Income Fund	—	—	(10,859)	312,066	27,690	4,430	(1,721)
	$—	$45,612	$(39,546)	$1,044,999		$22,465	$(5,381)

Commodities Strategy Fund
Guggenheim Strategy Fund I	$—	$2,008,664	$(2,000,000)	$2,234,812	89,679	$8,707	$(1,143)
Guggenheim Strategy Fund II	—	1,010,281	(800,000)	1,788,379	71,794	10,330	(1,074)
	$—	$3,018,945	$(2,800,000)	$4,023,191		$19,037	$(2,217)

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12. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2015. The Funds did not have any borrowings under this agreement at June 30, 2015, and did not participate in borrowing during the period.

13. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the

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former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. The Court has not yet issued decisions on these motions. Discovery has commenced in these lawsuits .

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

14. H-Class Shares

Effective following the close of business on April 30, 2015, (the “Redesignation Date”), all outstanding H-Class shares of the Guggenheim Multi-Hedge Strategies Fund, which is a separate series of Rydex Series Funds, were redesignated as P-Class shares, and the Fund will no longer offer H-Class shares.

15. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing, which addresses concerns about current accounting and disclosures for repurchase agreements and similar transactions. The new disclosure is effective for Funds whose annual periods begin on or after December 31, 2014 and for interim periods beginning on or after March 31, 2015. Management is evaluating the impact of this update on its current disclosures.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of the Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 18, 2015, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”), unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised with respect to

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

OTHER INFORMATION (Unaudited)(continued)

in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance with those of a peer group and peer universe of funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for the Fund compared to its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

expenses, including the investment advisory fees paid to the Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and ancillary revenue received by the Adviser and/ or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the Adviser’s services, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

OTHER INFORMATION (Unaudited)(concluded)

P-Class Share Information

P-Class shares of the Funds are offered primarily through broker/dealers and other financial intermediaries with which Guggenheim Funds Distributors, LLC has an agreement for the use of P-Class shares of the Funds in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance. The Funds reserves the right to modify their minimum investment amount and account balance requirements at any time, with or without prior notice to you.

Following the redesignation of outstanding H-Class shares, H-Class shareholders who currently have accounts held directly at Guggenheim Investments will not be permitted to purchase additional P-Class shares or exchange their P-Class shares for P-Class shares or any other share class of other Guggenheim Funds. Guggenheim Investments will be separately notifying these shareholders of their redemption and exchange options should they decide they do not want to hold P-Class shares upon the redesignation of their H-Class shares. H-Class shareholders should contact Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 with any questions about the redesignation of their H-Class shares.

No action is required of H-Class shareholders to effect the redesignation of their current H-Class shares.

For more information, or to request copies of the Funds’ prospectuses, call Client Services at 800.820.0888 or visiting guggenheiminvestments.com.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - continued
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - continued
Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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6.30.2015

Guggenheim Funds Semi-Annual Report

Guggenheim Alternative Fund
Guggenheim Managed Futures Strategy Fund

RMFSF-SEMI-0615x1215	guggenheiminvestments.com

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MANAGED FUTURES STRATEGY FUND	8
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23
OTHER INFORMATION	40
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	45
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	50

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a Fund that is part of the Rydex Series Funds. This report covers performance of the Fund for the semi-annual period ended June 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Fund may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2015

The U.S. economy rebounded in the second quarter of 2015 after a poor first quarter, with recent positive employment, retail sales, and housing data. Data from the Bureau of Labor Statistics showed a 280,000 increase in employment in May. Also in May, building permits rose 11.8%, better than the 3.5% decline forecast by economists. Among the most positive surprises was the return of the consumer, with the May retail sales report showing a 1.2% jump, which should contribute to a positive second-quarter GDP growth rate. Summer retail sales are a little bumpy so far, but the likelihood that the U.S. economy will suffer a recession in the next year or two appears now to be remote.

In Europe, the immediate risk of a Greek exit has lessened, although the solution is far from clear or concrete. Global markets calmed after a tentative deal on Greece, but China may pose a bigger problem. Following a dramatic equity market selloff, Chinese leaders have implemented an aggressive set of reforms and rescue operations to halt the slide. In the near term, these measures appear to have had success, but there is still significant downside risk in the equity market and the Chinese economy.

As for developments at the U.S. Federal Reserve (the “Fed”), we still expect the Fed to raise interest rates in September, which may cause further deterioration in prices. September is not a date set in stone, but the bottom line is that a rate hike is coming. It is worth noting that historical tightening cycles with slow and anticipated rate rises can actually result in significant risk asset rallies.

The combination of higher rate volatility, relative value opportunities, and strong U.S. economic data has allowed risk assets, including equities, high-yield bonds, and bank loans, to outperform less risky Treasuries and investment-grade corporate bonds through June 2015. Yet, despite the fact that risky assets are leading the pack in performance, tepid year-to-date returns of less than 3% across all risk assets including equities, preferreds, bank loans, and high-yield bonds, suggest that markets may be fully priced.

Before the mid-year, there was a high level of complacency in the market and it was evidenced by stocks trading around their highs and low dispersion among analysts’ year-end predictions, which indicated a worrying lack of uncertainty. In July, after the period end, the market has faced a rocky patch, with large swings triggered by global concerns. These concerns have not completely abated, and we could see additional turbulence ahead.

For the six-month period ended June 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 1.23%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 5.52%. The return of the MSCI Emerging Markets Index* was 2.95%.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2015

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.10% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.53%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2014 and ending June 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2014	Ending Account Value June 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Managed Futures Strategy Fund
A-Class	1.67%	0.25%	$ 1,000.00	$ 1,002.50	$ 8.29
C-Class	2.42%	(0.13%)	1,000.00	998.70	11.99
P-Class	1.67%	0.25%	1,000.00	1,002.50	8.29
Institutional Class	1.42%	0.37%	1,000.00	1,003.70	7.05

Table 2. Based on hypothetical 5% return (before expenses)
Managed Futures Strategy Fund
A-Class	1.67%	5.00%	$ 1,000.00	$ 1,016.51	$ 8.35
C-Class	2.42%	5.00%	1,000.00	1,012.79	12.08
P-Class	1.67%	5.00%	1,000.00	1,016.51	8.35
Institutional Class	1.42%	5.00%	1,000.00	1,017.75	7.10

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2014 to June 30, 2015.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2015

MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to achieve absolute returns.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. Government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	June 30, 2015

Inception Dates:
A-Class	March 2, 2007
C-Class	March 2, 2007
P-Class	March 2, 2007
Institutional Class	May 3, 2010

The Fund invests principally in derivative investments such as futures contracts.

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	28.0%
Guggenheim Strategy Fund II	24.4%
Guggenheim Strategy Fund III	18.1%
Guggenheim Enhanced Short Duration ETF	2.3%
Brentwood CLO Corp. 2006-1A	1.4%
Duane Street CLO IV Ltd. 2007-4A	1.2%
N-Star REL CDO VIII Ltd. 2006-8A	1.0%
Morgan Stanley Reremic Trust 2012-10	0.9%
Black Diamond CLO 2005-1 Delaware Corp. 2005-1A	0.6%
Foothill CLO Ltd. 2007-1A	0.4%
Top Ten Total	78.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015
MANAGED FUTURES STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 2.3%
Guggenheim Enhanced Short Duration ETF[1]	108,400	$5,428,672
Total Exchange-Traded Funds
(Cost $5,429,550)		5,428,672

MUTUAL FUNDS† - 70.5%
Guggenheim Strategy Fund I1	2,625,136	65,418,394
Guggenheim Strategy Fund II1	2,288,089	56,996,306
Guggenheim Strategy Fund III[1]	1,690,972	42,206,651
Total Mutual Funds
(Cost $164,757,192)		164,621,351

	Face Amount

ASSET BACKED SECURITIES†† - 5.8%
Brentwood CLO Corp.
2006-1A, 0.55% due 02/01/22[2,3]	$3,397,780	3,355,647
Duane Street CLO IV Ltd.
2007-4A, 0.51% due 11/14/21[2,3]	2,755,329	2,707,387
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[2,3]	2,335,875	2,258,324
Morgan Stanley Reremic Trust
2012-IO, 1.00% due 03/27/51[3]	2,058,198	2,036,381
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.18% due 06/20/17[2,3]	1,500,000	1,473,600
Foothill CLO Ltd.
2007-1A, 0.53% due 02/22/21[2,3]	981,322	975,924
Cornerstone CLO Ltd.
2007-1A, 0.50% due 07/15/21[2,3]	661,365	653,363
Gleneagles CLO Ltd.
2005-1A, 0.55% due 11/01/17[2,3]	10,546	10,532
Total Asset Backed Securities
(Cost $13,342,364)		13,471,158

FEDERAL AGENCY DISCOUNT NOTES†† - 5.5%
Federal Home Loan Bank[4]
0.07% due 09/18/15	6,600,000	6,599,116
0.08% due 09/23/15	6,300,000	6,299,105
Total Federal Home Loan Bank		12,898,221
Total Federal Agency Discount Notes
(Cost $12,897,767)		12,898,221

MORTGAGE BACKED SECURITIES†† - 0.1%
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[2,3]	273,796	264,843
Total Mortgage Backed Securities
(Cost $244,460)		264,843

REPURCHASE AGREEMENTS††,5 - 5.9%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	7,688,765	7,688,765
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	3,825,100	3,825,100
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	2,208,743	2,208,743
Total Repurchase Agreements
(Cost $13,722,608)		13,722,608

Total Investments - 90.1%
(Cost $210,393,941)		$210,406,853
Other Assets & Liabilities, net - 9.9%		23,153,456
Total Net Assets - 100.0%		$233,560,309

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $439,218,932)	3,540	$271,639
September 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $22,822,925)	204	176,664
September 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $40,037,364)	277	150,515
September 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $96,023,530)	80	127,287
September 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $12,559,826)	74	120,078
September 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $60,300,969)	506	109,733
September 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $4,158,000)	33	22,248
September 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $96,486)	1	967
September 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $307,000)	2	(1,024)
September 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $55,386,654)	645	(5,475)
(Total Aggregate Value of Contracts $730,911,686)		$972,632

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2015 Wheat Futures Contracts (Aggregate Value of Contracts $3,268,775)	106	$384,940
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $1,345,825)	26	48,817
August 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $858,690)	10	10,985
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,085,920)	32	7,555
August 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $396,417)	5	3,313
August 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $2,313,090)	39	(29,488)
August 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $14,686,561)	248	(142,329)
(Total Aggregate Value of Contracts $23,955,278)		$283,793

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 British Pound Futures Contracts (Aggregate Value of Contracts $14,919,750)	152	$68,371
September 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $2,159,190)	27	(26,733)
(Total Aggregate Value of Contracts $17,078,940)		$41,638

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $19,978,687)	121	$44,266
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $14,480,280)	116	22,612
July 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $745,619)	9	(31,852)
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $4,640,080)	31	(36,998)
July 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $2,040,195)	17	(78,761)
September 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $9,712,500)	111	(97,975)
September 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $21,518,689)	162	(108,815)
July 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $8,664,927)	82	(118,428)
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $17,887,740)	204	(152,373)
September 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $7,642,010)	75	(172,462)
July 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $5,391,182)	32	(214,381)
(Total Aggregate Value of Contracts $112,701,909)		$(945,167)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
August 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $12,308,220)	414	$699,445
August 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $3,945,645)	55	396,728
September 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $9,029,640)	141	382,730
August 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $7,414,088)	177	349,398

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2015
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

August 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $6,583,995)	132	$276,923
September 2015 Copper Futures Contracts (Aggregate Value of Contracts $3,667,300)	56	183,093
August 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $3,105,300)	110	107,740
August 2015 Low Sulphur Gasoil Futures Contracts (Aggregate Value of Contracts $3,897,725)	67	107,123
September 2015 Silver Futures Contracts (Aggregate Value of Contracts $3,137,000)	40	104,405
August 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $1,271,469)	29	45,590
September 2015 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $882,563)	18	18,099
August 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $3,163,860)	27	9,658
October 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $10,743,398)	768	(98,108)
September 2015 Corn Futures Contracts (Aggregate Value of Contracts $2,954,000)	140	(323,614)
September 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $5,541,900)	182	(460,132)
(Total Aggregate Value of Contracts $77,646,103)		$1,799,078

EQUITY FUTURES CONTRACTS SOLD SHORT†
July 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $12,739,936)	374	$145,993
September 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $5,278,033)	51	134,167
July 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $803,479)	15	8,525
September 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $2,146,206)	7	5,073
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,127,913)	11	1,404
(Total Aggregate Value of Contracts $22,095,567)		$295,162

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2015
MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $6,013,750)	40	$34,249
September 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $2,907,605)	16	1,144
(Total Aggregate Value of Contracts $8,921,355)		$35,393

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $6,300,938)	47	$34,521
September 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $2,689,400)	35	26,851
September 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $279,000)	2	15
September 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $26,886,818)	263	(194,001)
(Total Aggregate Value of Contracts $36,156,156)		$(132,614)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[3]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $13,736,001 (cost $13,586,824), or 5.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Repurchase Agreements — See Note 5.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MANAGED FUTURES STRATEGY FUND

June 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $26,484,591)	$26,634,222
Investments in affiliated issuers, at value (cost $170,186,742)	170,050,023
Repurchase agreements, at value (cost $13,722,608)	13,722,608
Total investments (cost $210,393,941)	210,406,853
Segregated cash with broker	25,663,554
Cash	806,179
Receivables:
Fund shares sold	421,357
Dividends	189,958
Interest	9,841
Securities lending income	36
Total assets	237,497,778

Liabilities:
Foreign currency, at value	953,656
Payable for:
Variation margin	1,838,016
Fund shares redeemed	528,769
Securities purchased	189,958
Management fees	176,769
Distribution and service fees	61,846
Transfer agent and administrative fees	49,334
Portfolio accounting fees	19,740
Miscellaneous	119,381
Total liabilities	3,937,469
Commitments and contingent liabilities (Note 11)	—
Net assets	$233,560,309

Net assets consist of:
Paid in capital	$299,165,819
Accumulated net investment loss	(5,665,896)
Accumulated net realized loss on investments	(62,301,932)
Net unrealized appreciation on investments	2,362,318
Net assets	$233,560,309

A-Class:
Net assets	$28,241,737
Capital shares outstanding	1,169,248
Net asset value per share	$24.15
Maximum offering price per share (Net asset value divided by 95.25%)	$25.35

C-Class:
Net assets	$23,518,321
Capital shares outstanding	1,037,721
Net asset value per share	$22.66

P-Class:
Net assets	$171,244,349
Capital shares outstanding	7,090,624
Net asset value per share	$24.15

Institutional Class:
Net assets	$10,555,902
Capital shares outstanding	431,214
Net asset value per share	$24.48

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MANAGED FUTURES STRATEGY FUND

Period Ended June 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$1,214,724
Interest	297,554
Income from securities lending, net	5,568
Total investment income	1,517,846

Expenses:
Management fees	1,220,280
Transfer agent and administrative fees:
A-Class	36,443
C-Class	30,625
P-Class***	234,778
Institutional Class	14,143
Y-Class**	538
Distribution and service fees:
A-Class	36,443
C-Class	122,501
P-Class***	234,778
Portfolio accounting fees	125,639
Custodian fees	14,873
Trustees’ fees*	8,149
Miscellaneous	196,711
Total expenses	2,275,901
Less:
Expenses waived by Adviser	(86,755)
Net expenses	2,189,146
Net investment loss	(671,300)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	244,117
Investments in affiliated issuers	(60,823)
Futures contracts	10,026,315
Foreign currency	(65,511)
Net realized gain	10,144,098
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(221,030)
Investments in affiliated issuers	568,856
Futures contracts	(8,827,705)
Foreign currency	2,369
Net change in unrealized appreciation (depreciation)	(8,477,510)
Net realized and unrealized gain	1,666,588
Net increase in net assets resulting from operations	$995,288

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Y-Class closed on June 26, 2015 — See Note 12.
***	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 13.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MANAGED FUTURES STRATEGY FUND

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(671,300)	$(105,410)
Net realized gain on investments and foreign currency	10,144,098	27,332,335
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(8,477,510)	(6,809,456)
Net increase in net assets resulting from operations	995,288	20,417,469

Distributions to shareholders from:
Net investment income
A-Class	—	(313,785)
C-Class	—	(299,361)
P-Class*	(169)	(2,130,001)
Institutional Class	—	(125,944)
Y-Class**	—	(7,829)
Total distributions to shareholders	(169)	(2,876,920)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,588,442	8,716,439
C-Class	1,997,634	3,028,191
P-Class*	65,385,485	60,160,173
Institutional Class	1,796,670	10,474,033
Y-Class**	8	20,000
Distributions reinvested
A-Class	—	276,172
C-Class	—	289,334
P-Class*	—	2,043,559
Institutional Class	—	124,839
Y-Class**	—	3,281
Cost of shares redeemed
A-Class	(6,873,129)	(60,395,444)
C-Class	(2,515,964)	(10,427,970)
P-Class*	(75,939,809)	(85,798,345)
Institutional Class	(2,319,854)	(3,000,585)
Y-Class**	(623,373)	(2,411,478)
Net decrease from capital share transactions	(11,503,890)	(76,897,801)
Net decrease in net assets	(10,508,771)	(59,357,252)

Net assets:
Beginning of period	244,069,080	303,426,332
End of period	$233,560,309	$244,069,080
Accumulated net investment loss at end of period	$(5,665,896)	$(4,994,427)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MANAGED FUTURES STRATEGY FUND

	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Capital share activity:
Shares sold
A-Class	300,543	395,808
C-Class	84,606	144,551
P-Class*	2,606,835	2,724,699
Institutional Class	71,230	468,393
Y-Class**	—	895
Shares issued from reinvestment of distributions
A-Class	—	11,848
C-Class	—	13,175
P-Class*	—	87,665
Institutional Class	—	5,292
Y-Class**	—	139
Shares redeemed
A-Class	(272,238)	(2,738,853)
C-Class	(106,489)	(506,997)
P-Class*	(3,017,338)	(3,952,748)
Institutional Class	(90,914)	(132,954)
Y-Class**	(24,965)	(111,163)
Net decrease in shares	(448,730)	(3,590,250)

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 13.
**	Y-Class shares closed on June 26, 2015 — See Note 12.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$24.12	$22.15	$21.23	$23.95	$25.78	$26.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	.02	(.19)	(.39)	(.44)	(.41)
Net gain (loss) on investments (realized and unrealized)	.09	2.23	1.11	(2.33)	(1.39)	(.62)
Total from investment operations	.03	2.25	.92	(2.72)	(1.83)	(1.03)
Less distributions from:
Net investment income	—	(.28)	—	—	—	—
Total distributions	—	(.28)	—	—	—	—
Redemption fees collected	—	—	—	—	—	— [d]
Net asset value, end of period	$24.15	$24.12	$22.15	$21.23	$23.95	$25.78

Total Return[e]	0.25%	10.06%	4.33%	(11.32%)	(7.14%)	(3.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,242	$27,514	$76,900	$145,950	$733,469	$657,317
Ratios to average net assets:
Net investment income (loss)	(0.47%)	0.07%	(0.89%)	(1.71%)	(1.76%)	(1.66%)
Total expenses[f]	1.74%	1.74%	1.74%	1.96%	2.05%	2.04%
Net expenses[g]	1.67%	1.68%	1.67%	1.89%	1.97%	1.97%
Portfolio turnover rate	10%	83%	102%	172%	72%	148%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$22.71	$21.04	$20.31	$23.09	$25.04	$26.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.15)	(.33)	(.53)	(.61)	(.59)
Net gain (loss) on investments (realized and unrealized)	.09	2.10	1.06	(2.25)	(1.34)	(.61)
Total from investment operations	(.05)	1.95	.73	(2.78)	(1.95)	(1.20)
Less distributions from:
Net investment income	—	(.28)	—	—	—	—
Total distributions	—	(.28)	—	—	—	—
Redemption fees collected	—	—	—	—	—	— [d]
Net asset value, end of period	$22.66	$22.71	$21.04	$20.31	$23.09	$25.04

Total Return[e]	(0.13%)	9.22%	3.59%	(12.04%)	(7.79%)	(4.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,518	$24,066	$29,637	$49,378	$96,647	$158,628
Ratios to average net assets:
Net investment income (loss)	(1.22%)	(0.72%)	(1.63%)	(2.45%)	(2.50%)	(2.41%)
Total expenses[f]	2.49%	2.50%	2.48%	2.70%	2.80%	2.79%
Net expenses[g]	2.42%	2.43%	2.42%	2.64%	2.72%	2.72%
Portfolio turnover rate	10%	83%	102%	172%	72%	148%

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Per Share Data
Net asset value, beginning of period	$24.11	$22.15	$21.23	$23.95	$25.78	$26.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	— [c]	(.20)	(.38)	(.44)	(.42)
Net gain (loss) on investments (realized and unrealized)	.10	2.24	1.12	(2.34)	(1.39)	(.61)
Total from investment operations	.04	2.24	.92	(2.72)	(1.83)	(1.03)
Less distributions from:
Net investment income	—	(.28)	—	—	—	—
Total distributions	—	(.28)	—	—	—	—
Redemption fees collected	—	—	—	—	—	— [d]
Net asset value, end of period	$24.15	$24.11	$22.15	$21.23	$23.95	$25.78

Total Return[e]	0.25%	10.06%	4.33%	(11.32%)	(7.14%)	(3.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$171,244	$180,872	$191,400	$501,109	$1,059,988	$1,199,718
Ratios to average net assets:
Net investment income (loss)	(0.47%)	0.01%	(0.94%)	(1.70%)	(1.75%)	(1.66%)
Total expenses[f]	1.74%	1.75%	1.75%	1.95%	2.05%	2.04%
Net expenses[g]	1.67%	1.68%	1.68%	1.89%	1.97%	1.97%
Portfolio turnover rate	10%	83%	102%	172%	72%	148%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)
MANAGED FUTURES STRATEGY FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended June 30, 2015[a]	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Period Ended Dec. 31, 2010[h]
Per Share Data
Net asset value, beginning of period	$24.41	$22.36	$21.38	$24.06	$25.84	$25.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.05	(.19)	(.33)	(.38)	(.23)
Net gain (loss) on investments (realized and unrealized)	.10	2.28	1.17	(2.35)	(1.40)	.49
Total from investment operations	.07	2.33	.98	(2.68)	(1.78)	.26
Less distributions from:
Net investment income	—	(.28)	—	—	—	—
Total distributions	—	(.28)	—	—	—	—
Redemption fees collected	—	—	—	—	—	— [d]
Net asset value, end of period	$24.48	$24.41	$22.36	$21.38	$24.06	$25.84

Total Return[e]	0.37%	10.28%	4.63%	(11.14%)	(6.85%)	0.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,556	$11,007	$2,464	$45,700	$101,549	$134,733
Ratios to average net assets:
Net investment income (loss)	(0.22%)	0.21%	(0.86%)	(1.45%)	(1.50%)	(1.41%)
Total expenses[f]	1.49%	1.50%	1.52%	1.70%	1.80%	1.78%
Net expenses[g]	1.42%	1.44%	1.45%	1.64%	1.72%	1.72%
Portfolio turnover rate	10%	83%	102%	172%	72%	148%

[a]	Unaudited figures for the period ended June 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Redemption fees collected are less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Does not include expenses of the underlying funds in which the Fund invests.
[g]	Net expense information reflects the expense ratios after expense waivers.
[h]	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 13.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of nine separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares, P-Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At June 30, 2015, the Trust consisted of fifty-two funds (the “Funds”).

This report covers the Managed Futures Strategy Fund (the “Fund”). Only A-Class, C-Class, P-Class, Institutional Class and Y-Class shares had been issued by the Fund.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investment in its Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2015	% of Net Assets of the Fund at June 30, 2015
Managed Futures Strategy Fund	05/01/08	$ 15,481,916	6.6%

Significant Accounting Policies

The Fund operates as an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer,

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

D. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

I. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

The Fund’s use of derivative instruments provides leveraged exposure. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund and the Subsidiary pay GI investment advisory fees calculated at an annualized rate of 0.90% of their average daily net assets.

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination.

RFS provides transfer agent and administrative services to the Fund calculated at the annualized rate of 0.20% of the average daily net assets of the Y-Class and 0.25% of the average daily net assets of the remaining classes, respectively.

RFS also provides accounting services to the Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and P-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period June 30, 2015, the Fund waived $5,377 related to investments in affiliated funds.

For the period ended June 30, 2015, GFD retained sales charges of $200,122 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Managed Futures Strategy Fund	$170,050,023	$3,602,539	$40,356,830	$1,040,325	$—	$215,049,717

Liabilities
Managed Futures Strategy Fund	$—	$1,562,775	$—	$730,174	$—	$2,292,949

*	Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 07/01/15	$250,551,232	$250,551,510	11/15/28 - 02/15/44	$614,648,800	$255,562,354

RBC Capital Markets			U.S. TIP Bond
0.04%			3.88%
Due 07/01/15	116,812,087	116,812,217	04/15/29	41,000,000	84,582,306
			U.S. TIP Note
			0.13%
			04/15/16	32,108,700	34,566,039

UMB Financial Corp.			U.S. Treasury Notes
0.04%			3.13% - 3.25%
Due 07/01/15	67,451,288	67,451,363	10/31/16 - 12/31/16	66,110,600	68,800,331

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Managed Futures Strategy Fund	x	x	x

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Fund’s net assets on a quarterly basis.

	Approximate percentage of Fund’s Net Assets on a quarterly basis
Fund	Long	Short
Managed Futures Strategy Fund	415%	80%

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Variation margin	Variation margin

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at June 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2015
Managed Futures Strategy Fund	$362,040	$129,758	$1,014,524	$3,136,542	$4,642,864

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2015
Managed Futures Strategy Fund	$1,012,045	$220,734	$6,499	$1,053,671	$2,292,949

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended June 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Total
Managed Futures Strategy Fund	$9,746,413	$556,130	$(247,873)	$(28,355)	$10,026,315

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Total
Managed Futures Strategy Fund	$(1,388,515)	$(734,052)	$(4,542,295)	$(2,162,843)	$(8,827,705)

7. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At June 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Managed Futures Strategy Fund	$278,975,575	$—	$(68,568,722)	$(68,568,722)

8. Securities Transactions

For the period ended June 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Managed Futures Strategy Fund	$19,409,711	$35,793,211

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Transactions during the period ended June 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers	Value 12/31/14	Additions	Reductions	Value 06/30/15	Shares 06/30/15	Investment Income	Realized Loss
Managed Futures Strategy Fund
Guggenheim Enhanced Short Duration ETF	$—	$—	$—	$5,428,672	108,400	$27,414	$—
Guggenheim Strategy Fund I	57,871,940	14,365,616	(7,000,000)	65,418,394	2,625,136	367,704	(24,218)
Guggenheim Strategy Fund II	59,459,690	4,410,062	(7,000,000)	56,996,306	2,288,089	412,368	(36,605)
Guggenheim Strategy Fund III	41,599,972	405,160	—	42,206,651	1,690,972	407,238	—
	$158,931,602	$19,180,838	$(14,000,000)	$170,050,023		$1,214,724	$(60,823)

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2015. The Fund did not have any borrowings under this agreement at June 30, 2015, and did not participate in borrowing during the period.

11. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. The Court has not yet issued decisions on these motions. Discovery has commenced in these lawsuits .

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

12. Y-Class Share Information

At a meeting of the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) held on May 18, 2015, Security Investors, LLC, the investment adviser to the Managed Futures Strategy Fund (the “Fund”), recommended, and the Board approved, the closing and subsequent liquidation of the Fund’s Class Y shares (the “Liquidation”). Accordingly, the Fund’s Class Y shares ceased operations, liquidated their assets, and distributed the liquidation proceeds to Class Y shareholders of record on June 26, 2015 (the “Liquidation Date”).

13. H-Class Shares to be Redesignated P-Class Shares

Effective following the close of business on April 30, 2015, (the “Redesignation Date”), all outstanding H-Class shares of the Guggenheim Managed Futures Strategy Fund, which is a separate series of Rydex Series Funds, were redesignated as P-Class shares, and the Fund will no longer offer H-Class shares.

14. New Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2014-11, Transfers and Servicing, which addresses concerns about current accounting and disclosures for repurchase agreements and similar transactions. The new disclosure is effective for Funds whose annual periods begin on or after December 31, 2014 and for interim periods beginning on or after March 31, 2015. Management is evaluating the impact of this update on its current disclosures.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of the Rydex Series Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 18, 2015, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”), unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received

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OTHER INFORMATION (Unaudited)(continued)

a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreement, the Board determined that the agreement would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser that the Board had received relating to the Investment Advisory Agreement at the Meetings. The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreement at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and compliance procedures; (j) the Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

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OTHER INFORMATION (Unaudited)(continued)

●

Nature, Extent and Quality of Services Provided by the Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s representations to the Board that the Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance with those of a peer group and peer universe of funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for the Fund compared to its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received

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OTHER INFORMATION (Unaudited)(continued)

by the Adviser and ancillary revenue received by the Adviser and/ or its affiliates in connection with the services provided to the Funds by the Adviser and/or its affiliates. The Board also discussed the Adviser’s profit margin, including the methodology used, as reflected in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser and/or its Affiliates. In addition to evaluating the Adviser’s services, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds.

P-Class Share Information

P-Class shares of the Funds are offered primarily through broker/dealers and other financial intermediaries with which Guggenheim Funds Distributors, LLC has an agreement for the use of P-Class shares of the Funds in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance. The Funds reserves the right to modify their minimum investment amount and account balance requirements at any time, with or without prior notice to you.

Following the redesignation of outstanding H-Class shares, H-Class shareholders who currently have accounts held directly at Guggenheim Investments will not be permitted to purchase additional P-Class shares or exchange their P-Class shares for P-Class shares or any other share class of other Guggenheim Funds. Guggenheim Investments will be separately notifying these shareholders of their redemption and exchange options should they decide they do not want to hold P-Class shares

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OTHER INFORMATION (Unaudited)(concluded)

upon the redesignation of their H-Class shares. H-Class shareholders should contact Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 with any questions about the redesignation of their H-Class shares.

No action is required of H-Class shareholders to effect the redesignation of their current H-Class shares.

For more information, or to request copies of the Funds’ prospectuses, call Client Services at 800.820.0888 or visiting guggenheiminvestments.com.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - continued
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - continued
Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 09, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 09, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	September 09, 2015

*	Print the name and title of each signing officer under his or her signature.